UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07447
Virtus Insight Trust
(Exact name of registrant as specified in charter)
101 Munson Street
Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)
Kevin J. Carr, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
100 Pearl Street
Hartford, CT 06103-4506

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 243-1574
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.
Virtus Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—8.6%

U.S. Treasury Bond
3.500%, 2/15/39	$560		$625
4.250%, 5/15/39	385		486
U.S. Treasury Note
1.375%, 10/15/12	500		506
2.000%, 11/30/13	500		518
1.875%, 4/30/14	500		519
4.000%, 2/15/15	665		742
2.250%, 3/31/16	800		851
2.375%, 7/31/17	80		85
3.750%, 11/15/18	953		1,104
3.125%, 5/15/21	86		96

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $5,243)			5,532

U.S. GOVERNMENT AGENCY OBLIGATIONS—1.2%

Israel Government AID Bond Series 7-Z 0.000%, 8/15/22	690		518
Rowan Cos., Inc. 4.330%, 5/1/19	229		245

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Identified Cost $650)			763

MORTGAGE-BACKED SECURITIES—16.4%

Agency—9.9%
FHLMC
5.500%, 7/1/35	239		261
6.000%, 12/1/36	185		204
FHLMC REMIC
2513, JE 5.000%, 10/15/17	273		293
2886, BE 4.500%, 11/15/19	260		288
2886, CK 5.000%, 11/15/19	280		320
2835, HB 5.500%, 8/15/24	262		286
3814, B 3.000%, 2/15/26	255		263
FNMA
4.500%, 1/1/20	122		130
7.500%, 11/1/26	—	(5)	—	(5)
7.500%, 3/1/27	1		1
7.500%, 3/1/27	5		5
5.500%, 12/1/33	105		115
5.500%, 1/1/34	67		73
5.000%, 7/1/34	223		241
5.000%, 11/1/34	44		47
2.203%, 1/1/35(3)	119		123
6.000%, 3/1/35	47		52
5.500%, 6/1/35	102		111
5.500%, 7/1/35	93		102
5.000%, 9/1/35	190		205
6.500%, 5/1/36	216		241
5.000%, 6/1/40	306		331
4.000%, 2/1/41	454		477
4.500%, 2/1/41	553		588
FNMA Grantor Trust 00-T8, A 7.456%, 12/25/30(3)	12		13
GNMA
8.000%, 11/15/26	13		15
7.000%, 9/15/31	2		3
5.500%, 7/15/33	93		104
5.000%, 9/15/39	382		422
4.500%, 3/20/41	438		476
GNMA Structured Securities
03-17, AB 4.650%, 7/16/31	134		142
04-108, C 5.039%, 12/16/32(3)	195		219
11-38, AB 2.528%, 6/16/34	227		233

			6,384

Non-Agency—6.5%
Adjustable Rate Mortgage Trust 05-11, 2A42 2.730%, 2/25/36(3)	526		217
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, A4 5.533%, 4/12/38(3)	195		217
06-PW14, A4 5.201%, 12/11/38	165		178
07-PW15, A2 5.205%, 2/11/44	126		127
Citigroup-Deutsche Bank Commercial Mortgage Trust 06-CD3, A2 5.560%, 10/15/48	240		239
Countrywide Home Loans Series 03-J6, 1A1 5.500%, 8/25/33	98		103
GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3 3.087%, 6/19/35(3)	36		34
GS Mortgage Securities Corp II 11-GC5, A4 3.707%, 8/10/44(3)	265		264
GSR Mortgage Loan Trust 05-4F, 3A1 6.500%, 4/25/20	159		163
Lehman Brothers-UBS Commercial Mortgage Trust 06-C3, A4 5.661%, 3/15/39(3)	330		361

Virtus Balanced Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
MASTR Adjustable Rate Mortgages Trust 05-8, 3A1 6.000%, 12/25/35(3)	$372	$239
MASTR Alternative Loans Trust
04-10, 3A1 5.000%, 9/25/19	203	206
04-13, 12A1 5.500%, 12/25/19	93	97
04-13, 8A1 5.500%, 1/25/25	71	71
MASTR Asset Securitization Trust
03-7, 4A33 5.250%, 9/25/33	121	128
03-10, 3A1 5.500%, 11/25/33	144	150
Morgan Stanley Capital I 3.224%, 7/15/49	275	279
Morgan Stanley Mortgage Loan Trust 06-7, 5A2 5.962%, 6/25/36(3)	281	139
Residential Funding Mortgage Securities II, Inc. 01-HS2, A5 7.420%, 4/25/31(3)	15	15
Residential Funding Securities LLC 03-RM2, AII 5.000%, 5/25/18	114	117
Structured Asset Securities Corp.
03-34A, 6A 2.522%, 11/25/33(3)	88	78
05-2XS, 2A2 1.735%, 2/25/35(3)	64	46
05-15, 4A1 6.000%, 8/25/35	137	121
Washington Mutual Alternative Mortgage Pass-Through Certificates
05-4, CB7 5.500%, 6/25/35	289	239
05-6, 2A7 5.500%, 8/25/35	115	104
Washington Mutual Mortgage Pass-Through Certificates
02-S8, 2A7 5.250%, 1/25/18	74	76
03-S11, A1 5.000%, 11/25/33	216	221

		4,229

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $10,728)		10,613

ASSET-BACKED SECURITIES—1.9%

Ally Auto Receivables Trust 11-1, A4 2.230%, 3/15/16	225	233
Bank of America Auto Trust 10-2, A3 1.310%, 7/15/14	308	309
Mercedes-Benz Auto Receivables Trust
09-1, A3 1.670%, 1/15/14	209	210
10-1, A3 1.420%, 8/15/14	209	210
Triad Auto Receivables Owner Trust 07-B, A4A 5.430%, 7/14/14	153	157
World Omni Automobile Lease Securitization Trust 09-A, A3 1.650%, 2/15/13	94	94

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,197)		1,213

CORPORATE BONDS AND NOTES—10.8%

Consumer Discretionary—0.8%
Comcast Corp. 5.150%, 3/1/20	130	147
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.000%, 3/1/21	150	159
Time Warner Cable, Inc. 5.000%, 2/1/20	225	239

		545

Consumer Staples—0.6%
Anheuser-Busch InBev Worldwide, Inc. 1.500%, 7/14/14	225	227
Luxottica Group S.P.A. 0.045%, 0/0/0	1	18
Proctor & Gamble Co. ESOP Series A 9.360%, 1/1/21	117	156

		401

Energy—0.6%
ConocoPhillips Holding Co. 6.950%, 4/15/29	165	220
Devon Energy Corp. 7.950%, 4/15/32	125	178

		398

Financials—3.9%
American Express Credit Corp. 5.125%, 8/25/14	215	233
Associates Corp. North America 6.950%, 11/1/18	60	66
AvalonBay Communities, Inc. 6.100%, 3/15/20	220	249
Bank of America Corp. 5.000%, 5/13/21	220	197
Boston Properties LP 4.125%, 5/15/21	175	168
Citigroup, Inc. 5.850%, 7/2/13	125	130
General Electric Capital Corp. 4.875%, 3/4/15	75	80
National Rural Utilities Cooperative Finance Corp. 3.050%, 3/1/16	225	236
PNC Funding Corp. 3.625%, 2/8/15	230	241
Prudential Financial, Inc.
3.000%, 5/12/16	250	245
5.375%, 6/21/20(4)	120	126
Royal Bank of Scotland Group (The) plc 5.000%, 10/1/14	200	186
Travelers Cos., Inc. (The) 5.500%, 12/1/15	325	365

		2,522

Virtus Balanced Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Health Care—0.6%
Merck & Co., Inc. 6.500%, 12/1/33	$150	$207
Unitedhealth Group, Inc. 5.950%, 2/15/41	125	152

		359

Industrials—1.2%
Boeing Co. (The)
3.500%, 2/15/15	175	188
8.750%, 9/15/31	100	153
Caterpillar, Inc. 5.200%, 5/27/41	200	234
Republic Services, Inc. 5.500%, 9/15/19	200	229

		804

Information Technology—0.4%
Hewlett-Packard Co. 2.125%, 9/13/15	240	238

Materials—0.4%
Airgas, Inc. 2.850%, 10/1/13	230	235

Telecommunication Services—1.1%
BellSouth Corp. 6.000%, 11/15/34	235	256
Verizon Global Funding Corp. 7.750%, 12/1/30	30	41
Vodafone Group plc 3.375%, 11/24/15	400	421

		718

Utilities—1.2%
America Water Works 6.593%, 10/15/37	130	154
Consolidated Edison Co. of New York 5.700%, 2/1/34	50	60
Dominion Resources, Inc. 5.200%, 8/15/19	200	232
Southern Co. 2.375%, 9/15/15	240	245
Virginia Electric & Power Co. Series A 4.750%, 3/1/13	100	105

		796

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $6,501)		7,016

	SHARES	VALUE
PREFERRED STOCK—0.2%

Financials—0.1%
Glacier Bancorp, Inc. 4.440%	7,095	67

Telecommunication Services—0.1%
Telecomunicacoes de Sao Paulo SA ADR 1.430%	1,712	45

TOTAL PREFERRED STOCK (Identified Cost $128)		112

COMMON STOCKS—59.6%

Consumer Discretionary—7.8%
American Public Education, Inc.(2)	1,350	46
AutoZone, Inc.(2)	250	80
Bed Bath & Beyond, Inc.(2)	2,950	169
Body Central Corp.(2)	2,950	54
Buffalo Wild Wings, Inc.(2)	900	54
CBS Corp. Class B	16,350	333
Comcast Corp. Class A	6,650	139
Crocs, Inc.(2)	2,210	52
DIRECTV Class A(2)	11,950	505
DISH Network Corp. Class A(2)	3,625	91
Dollar Tree, Inc.(2)	5,050	379
Expedia, Inc.	2,350	61
Helen of Troy Ltd.(2)	3,600	90
Honda Motor Co., Ltd. Sponsored ADR	1,590	46
Macy’s, Inc.	10,900	287
Magna International, Inc. Class A	627	21
McDonald’s Corp.	2,600	228
Pearson plc Sponsored ADR	3,390	59
PetSmart, Inc.	4,100	175
PF Chang’s China Bistro, Inc.	2,370	65
priceline.com, Inc.(2)	180	81
Red Robin Gourmet Burgers, Inc.(2)	2,510	60
Ross Stores, Inc.	2,300	181
Scholastic Corp.	3,400	95
Shuffle Master, Inc.(2)	3,630	31
Shutterfly, Inc.(2)(4)	700	29
Sinclair Broadcast Group, Inc. Class A	10,300	74
Stage Stores, Inc.	7,800	108
Superior Industries International, Inc.	1,650	25
Time Warner Cable, Inc.	8,800	552
TJX Cos., Inc.	8,500	472
TRW Automotive Holdings Corp.(2)	5,850	191
Vail Resorts, Inc.	2,235	84
Valuevision Media Inc. Class A(2)	4,750	11
Vitamin Shoppe, Inc.(2)	1,175	44
WPP plc Sponsored ADR	1,021	47

		5,019

Consumer Staples—5.3%
BRF — Brasil Foods SA ADR(4)	2,100	37

Virtus Balanced Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Consumer Staples—(continued)
Coca-Cola Co. (The)	3,600	$243
Colgate-Palmolive Co.	1,250	111
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR(4)	525	16
Corn Products International, Inc.	1,325	52
Costco Wholesale Corp.	3,350	275
Cresud S.A.C.I.F. y A Sponsored ADR	2,390	26
Delhaize Group SA Sponsored ADR	735	43
Diageo plc Sponsored ADR	735	56
Dr. Pepper Snapple Group, Inc.	3,817	148
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	575	37
Hansen Natural Corp.(2)	2,150	188
Herbalife Ltd.	2,425	130
Kroger Co. (The)	11,000	242
Lorillard, Inc.	1,000	111
Pantry, Inc., (The)(2)	6,300	76
Philip Morris International, Inc.	8,500	530
Smart Balance, Inc.(2)	11,370	67
Tyson Foods, Inc. Class A	4,100	71
Unilever N.V. — NY Registered Shares	2,160	68
Wal-Mart Stores, Inc.	7,250	376
Walgreen Co.	15,900	523

		3,426

Energy—6.5%
Callon Petroleum Co.(2)	3,630	14
Chevron Corp.	7,850	726
Complete Production Services, Inc.(2)	3,825	72
ConocoPhillips	10,920	692
Core Laboratories N.V.	1,600	144
CVR Energy, Inc.(2)	4,200	89
ENI S.p.A. Sponsored ADR(4)	620	22
Exxon Mobil Corp.	16,775	1,218
Gran Tierra Energy, Inc.(2)	6,150	29
Helix Energy Solutions Group, Inc.(2)	6,915	91
Marathon Oil Corp.	1,550	33
National Oilwell Varco, Inc.	6,330	324
Oasis Petroleum, Inc.(2)(4)	1,400	31
Occidental Petroleum Corp.	388	28
Parker Drilling Co.(2)	16,700	73
Repsol YPF SA Sponsored ADR	2,055	54
Royal Dutch Shell plc ADR	940	58
Statoil ASA Sponsored ADR(4)	2,755	59
Tesco Corp.(2)	3,070	36
Tesoro Corp.(2)	10,514	205
Total SA Sponsored ADR	1,905	84
Vaalco Energy, Inc.(2)	27,600	134

		4,216

Financials—6.9%
ACE Ltd.	565	34
Allianz SE ADR(4)	8,270	77
American Safety Insurance Holdings Ltd.(2)	4,505	83
Ameriprise Financial, Inc.	7,500	295
Amerisafe, Inc.(2)	3,950	73
Assurant, Inc.	1,600	57
Aviva plc	2,650	25
Banco Santander SA Sponsored ADR(4)	3,720	30
BanColombia SA Sponsored ADR	295	16
Brookfield Asset Management, Inc. Class A	775	21
Brookfield Properties Corp.	1,423	20
CommonWealth REIT	3,650	69
Coresite Realty Corp.	1,700	24
Deutsche Bank AG	648	22
DFC Global Corp.(2)	3,300	72
Digital Realty Trust, Inc.	1,800	99
Discover Financial Services	21,525	494
Encore Capital Group, Inc.(2)	5,495	120
Equity Lifestyle Properties, Inc.	2,205	138
EZCORP, Inc. Class A(2)	2,900	83
First Bancorp	5,750	58
Grupo Financiero Galicia S.A. ADR	1,925	16
Highwoods Properties, Inc.	3,770	107
HSBC Holdings plc Sponsored ADR	575	22
ICICI Bank Ltd. Sponsored ADR	705	24
ING Groep N.V. ADR(2)	3,860	27
IntercontinentalExchange, Inc.(2)	610	72
JPMorgan Chase & Co.	6,000	181
Kemper Corp.	4,300	103
Meadowbrook Insurance Group, Inc.	13,450	120
Mitsubishi UFJ Financial Group, Inc. ADR	11,890	53
Mizuho Financial Group, Inc.	7,810	22
One Liberty Properties, Inc.	5,650	83
ORIX Corp. Sponsored ADR	710	28
Prosperity Bancshares, Inc.	3,750	123
PS Business Parks, Inc.	2,000	99
Reinsurance Group of America, Inc.	8,175	376

Virtus Balanced Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Shinhan Financial Group Co., Ltd.	356	$24
Summit Hotel Properties, Inc.	2,560	18
SVB Financial Group(2)	4,995	185
Symetra Financial Corp.	6,290	51
Travelers Cos., Inc. (The)	7,000	341
Wells Fargo & Co.	10,600	256
WesBanco, Inc.	6,400	111
Westpac Banking Corp. Sponsored ADR(4)	740	71

		4,423

Health Care—9.0%
Abbott Laboratories	1,300	66
AMAG Pharmaceuticals, Inc.(2)	1,450	21
AMERIGROUP Corp.(2)	3,250	127
Amgen, Inc.	8,400	462
AmSurg Corp.(2)	5,520	124
ArthroCare Corp.(2)	950	27
AstraZeneca plc Sponsored ADR	12,593	559
Athenahealth, Inc.(2)(4)	1,090	65
Auxilium Pharmaceuticals, Inc.(2)	1,575	24
Bard (C.R.), Inc.	1,000	88
Biogen Idec, Inc.(2)	4,055	378
Centene Corp.(2)	1,300	37
Cepheid, Inc.(2)	915	36
Cerner Corp.(2)	1,925	132
Cornerstone Therapeutics, Inc.(2)	9,715	62
Eli Lilly & Co.	13,550	501
Endo Pharmaceuticals Holdings, Inc.(2)	4,800	134
Forest Laboratories, Inc.(2)	12,100	373
Gilead Sciences, Inc.(2)	4,575	177
GlaxoSmithKline plc Sponsored ADR	1,923	79
Humana, Inc.	8,920	649
Luminex Corp.(2)	1,800	40
Magellan Health Services, Inc.(2)	1,700	82
Medicines Co. (The)(2)	7,490	111
Medicis Pharmaceutical Corp. Class A	790	29
Merck & Co., Inc.	2,625	86
Novartis AG ADR	2,715	151
Novo Nordisk A/S Sponsored ADR	709	71
NuVasive, Inc.(2)(4)	765	13
Omnicell, Inc.(2)	3,130	43
Onyx Pharmaceuticals, Inc.(2)	1,045	31
OraSure Technologies, Inc.(2)	3,635	29
Par Pharmaceutical Cos., Inc.(2)	950	25
Pfizer, Inc.	7,400	131
Sanofi-Aventis S.A. ADR	1,070	35
SonoSite, Inc.(2)	1,950	59
Spectranetics Corp.(2)	4,645	33
Targacept, Inc.(2)	1,000	15
UnitedHealth Group, Inc.	8,650	399
Vanda Pharmaceuticals, Inc.(2)	4,355	22
ViroPharma, Inc.(2)	1,750	32
WellCare Health Plans, Inc.(2)	1,110	42
Wright Medical Group, Inc.(2)	10,470	187

		5,787

Industrials—5.2%
AerCap Holdings N.V.(2)	3,105	31
Amerco, Inc.(2)	630	39
Atlas Air Worldwide Holdings, Inc.(2)	1,900	63
Cascade Corp.	915	31
Clean Harbors, Inc.(2)	2,750	141
CNH Global N.V.(2)	1,305	34
Consolidated Graphics, Inc.(2)	1,620	59
CSX Corp.	22,850	427
Cummins, Inc.	700	57
Fly Leasing Ltd. ADR	3,425	39
General Electric Co.	13,250	202
IHS, Inc. Class A(2)	1,100	82
Insperity, Inc.	2,200	49
Joy Global, Inc.	4,350	271
Kadant, Inc.(2)	5,940	106
Kubota Corp. ADR	425	17
Lydall, Inc.(2)	4,700	42
Mitsui & Co., Ltd. Sponsored ADR	145	42
NACCO Industries, Inc. Class A	995	63
Northrop Grumman Corp.	4,200	219
Odyssey Marine Exploration, Inc.(2)(4)	6,530	16
RailAmerica, Inc.(2)	9,000	117
Raytheon Co.	1,750	72
Resources Connection, Inc.	4,650	45
Roadrunner Transportation Systems, Inc.(2)	3,100	43
Roper Industries, Inc.	725	50
Siemens AG Sponsored ADR	4,282	384
Stericycle, Inc.(2)(4)	900	73
SYKES Enterprises, Inc.(2)	7,820	117
Tam SA Sponsored ADR(4)	895	14
Tennant Co.	1,225	43

Virtus Balanced Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Timken Co. (The)	1,700	$56
TransDigm Group, Inc.(2)	950	78
UniFirst Corp.	2,550	115
Wabtec Corp.	2,500	132

		3,369

Information Technology—11.4%
ACI Worldwide, Inc.(2)	1,750	48
Alliance Data Systems Corp.(2)	2,950	274
Ancestry.Com, Inc.(2)	1,100	26
Apple, Inc.(2)	3,505	1,336
Applied Micro Circuits Corp.(2)	4,200	23
ARM Holdings plc Sponsored ADR	1,705	44
ASM International N.V.(4)	1,175	29
BMC Software, Inc.(2)	1,125	43
Canon, Inc. Sponsored ADR	2,210	100
Check Point Software Technologies Ltd.(2)	3,075	162
Cognizant Technology Solutions Corp. Class A(2)	2,825	177
Coherent, Inc.(2)	1,100	47
CommVault Systems, Inc.(2)	1,450	54
Constant Contact, Inc.(2)	2,250	39
Datalink Corp.(2)	6,050	41
Demandtec, Inc.(2)	3,910	26
Electro Scientific Industries, Inc.(2)	2,075	25
Euronet Worldwide, Inc.(2)	5,720	90
Global Payments, Inc.	4,950	200
Google, Inc. Class A(2)	645	332
Hitachi Ltd. ADR	1,295	64
IAC/InterActive Corp.(2)	3,950	156
Intel Corp.	15,350	327
Intermec, Inc.(2)	3,750	24
International Business Machines Corp.	4,350	761
Intuit, Inc.	2,600	123
JDA Software Group, Inc.(2)	3,040	71
LeCroy Corp.(2)	3,300	26
LG Display Co., Ltd. ADR	2,090	17
Liquidity Services, Inc.(2)	875	28
LTX-Credence Corp.(2)	12,590	67
Microsoft Corp.	28,465	709
Mindspeed Technologies, Inc.(2)(4)	4,400	23
MKS Instruments, Inc.	5,400	117
NetScout Systems, Inc.(2)	3,450	39
NeuStar, Inc. Class A(2)	2,120	53
Newport Corp.(2)	4,500	49
Novellus Systems, Inc.(2)	5,350	146
Oplink Communications, Inc.(2)	2,400	36
Oracle Corp.	25,500	733
PC-Tel, Inc.(2)	7,650	47
Pericom Semiconductor Corp.(2)	4,100	30
QUALCOMM, Inc.	5,320	259
Red Hat, Inc.(2)	1,550	66
Standard Microsystems Corp.(2)	2,275	44
Symantec Corp.(2)	8,900	145
Vocus, Inc.(2)	2,450	41
XO Group, Inc.(2)	3,500	29

		7,346

Materials—3.4%
Agrium, Inc.	347	23
BHP Billiton Ltd. Sponsored ADR(4)	2,055	137
Boise, Inc.	14,650	76
Braskem SA Sponsored ADR	2,768	43
Buckeye Technologies, Inc.	4,360	105
CF Industries Holdings, Inc.	3,280	405
Cliffs Natural Resources, Inc.	2,825	145
Domtar Corp.	4,200	286
Freeport-McMoRan Copper & Gold, Inc.	15,515	472
LyondellBasell Industries N.V.	1,350	33
Minerals Technologies, Inc.	2,320	114
Monsanto Co.	1,025	62
OM Group, Inc.(2)	750	19
PolyOne Corp.	7,800	84
POSCO ADR	525	40
Rio Tinto plc Sponsored ADR	1,250	55
TPC Group, Inc.(2)	4,905	98
Vale SA	1,275	29

		2,226

Telecommunication Services—1.6%
American Tower Corp. Class A(2)	3,720	200
AT&T, Inc.	557	16
BT Group plc Sponsored ADR(4)	2,000	53
Cbeyond, Inc.(2)	4,600	33
Neutral Tandem, Inc.(2)	8,990	87
Nippon Telegraph & Telephone Corp. ADR	2,495	60
NTT Docomo, Inc.	965	18
Rogers Communications, Inc. Class B	595	20

Virtus Balanced Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—(continued)
Telecom Corporation of New Zealand Ltd. Sponsored ADR	3,310	$33
Verizon Communications, Inc.	13,975	514

		1,034

Utilities—2.5%
AES Corp. (The)(2)	35,600	347
American Electric Power Co., Inc.	7,400	281
Cia de Saneamento Basico do Estado de Sao Paulo	610	28
El Paso Electric Co.	3,900	125
Enersis SA Sponsored ADR	2,042	35
National Grid plc Sponsored ADR	1,199	60
Northwestern Corp.	4,045	129
NRG Energy, Inc.(2)	9,000	191
PNM Resources, Inc.	7,500	123
Portland General Electric Co.	4,750	113
Southwest Gas Corp.	3,840	139
Transalta Corp(4)	2,665	58

		1,629

TOTAL COMMON STOCKS (Identified Cost $38,830)		38,475

TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $63,277)		63,724

SHORT-TERM INVESTMENTS—2.8%

Money Market Mutual Funds—2.8%
AIM Short-Term Investment —Liquid Assets Portfolio (The) — Institutional Shares (seven-day effective yield 0.011%)	2	—	(5)
BlackRock Liquidity Funds TempFund Portfolio — Insitutional Shares (seven-day effective yield 0.090%)	1,808,041	1,808

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,808)		1,808

SECURITIES LENDING COLLATERAL—1.3%

BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(6)	869,675	870

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $870)		870

TOTAL INVESTMENTS—102.8% (Identified Cost $65,955)		66,402	(1)

Other assets and liabilities, net—(2.8)%		(1,809)

NET ASSETS—100.0%		$64,593

Abbreviations:

ADR	American Depositary Receipt

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).

FNMA	Federal National Mortgage Association (“Fannie Mae”).

GNMA	Government National Mortgage Association (“Ginnie Mae”)

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit
Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(4)	All or a portion of security is on loan.

(5)	Amounts are less than $500 .

(6)	Represents security purchased with cash collateral received for securities on loan.

Virtus Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)

Country Weightings †

United States (includes short-term investments and securities lending collateral)	91%
United Kingdom	2
Canada	1
Germany	1
Israel	1
Japan	1
Netherlands	1
Other	2

Total	100%

†	% of total investments as of September 30, 2011

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2
	Total Value at		Significant
	September 30,	Level 1	Observable
	2011	Quoted Prices	Inputs

Debt Securities:
Asset-Backed Securities	$1,213	$—	$1,213
Corporate Bonds And Notes	7,016	—	7,016
Mortgage-Backed Securities	10,613	—	10,613
U.S. Government Agency Obligations	763	—	763
U.S. Government Securities	5,532	—	5,532
Equity Securities:
Common Stocks	38,475	38,475	—
Preferred Stock	112	67	45
Securities Lending Collateral	870	870	—
Short-Term Investments	1,808	1,808	—

Total Investments	$66,402	$41,220	$25,182

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Core Equity Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.7%

Consumer Discretionary—15.5%
Bed Bath & Beyond, Inc.(2)	10,300	$590
CBS Corp. Class B	56,900	1,160
DIRECTV Class A(2)	33,200	1,403
Dollar Tree, Inc.(2)	17,750	1,333
Macy’s, Inc.	35,450	933
PetSmart, Inc.(3)	13,650	582
Ross Stores, Inc.	8,050	634
Time Warner Cable, Inc.	20,700	1,297
TJX Cos., Inc.	25,950	1,439
TRW Automotive Holdings Corp.(2)	20,550	673

		10,044

Consumer Staples—10.2%
Dr. Pepper Snapple Group, Inc.	13,495	523
Kroger Co. (The)	37,100	815
Lorillard, Inc.	3,950	437
Philip Morris International, Inc.	30,000	1,871
Tyson Foods, Inc. Class A	13,950	242
Wal-Mart Stores, Inc.	25,250	1,311
Walgreen Co.	41,700	1,372

		6,571

Energy—14.2%
Chevron Corp.	27,550	2,549
ConocoPhillips	28,300	1,792
CVR Energy, Inc.(2)	14,600	309
Exxon Mobil Corp.	41,800	3,036
National Oilwell Varco, Inc.	13,050	668
Occidental Petroleum Corp.	1,351	97
Tesoro Corp.(2)	37,156	723

		9,174

Financials—8.8%
Ameriprise Financial, Inc.	25,300	996
Assurant, Inc.	5,650	202
Discover Financial Services	41,700	957
JPMorgan Chase & Co.	19,700	593
Reinsurance Group of America, Inc.	19,200	882
Travelers Cos., Inc. (The)	23,950	1,167
Wells Fargo & Co.	37,250	899

		5,696

Health Care—15.9%
AMERIGROUP Corp.(2)	10,900	425
Amgen, Inc.	20,500	1,127
AstraZeneca plc Sponsored ADR	31,230	1,385
Biogen Idec, Inc.(2)	8,350	778
Eli Lilly & Co.	45,200	1,671
Endo Pharmaceuticals Holdings, Inc.(2)	16,950	474
Forest Laboratories, Inc.(2)	36,500	1,124
Humana, Inc.	18,700	1,360
Pfizer, Inc.	26,000	460
UnitedHealth Group, Inc.	31,650	1,460

		10,264

Industrials—6.6%
CSX Corp.	63,400	1,184
Joy Global, Inc.	14,150	883
Northrop Grumman Corp.	13,650	712
Raytheon Co.	6,050	247
Siemens AG Sponsored ADR	11,900	1,068
Timken Co. (The)	6,250	205

		4,299

Information Technology—17.0%
Apple, Inc.(2)	7,950	3,030
Computer Sciences Corp.	750	20
Intel Corp.	41,900	894
International Business Machines Corp.	15,150	2,652
Microsoft Corp.	71,450	1,779
Novellus Systems, Inc.(2)	19,300	526
Oracle Corp.	57,400	1,650
Symantec Corp.(2)	29,100	474

		11,025

Materials—5.0%
CF Industries Holdings, Inc.	7,400	913
Cliffs Natural Resources, Inc.	4,400	225
Domtar Corp.	13,900	948
Freeport-McMoRan Copper & Gold, Inc.	38,072	1,159

		3,245

Telecommunication Services—1.6%
AT&T, Inc.	1,925	55
Verizon Communications, Inc.	27,100	997

		1,052

1

Virtus Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Utilities—4.9%
AES Corp. (The)(2)	120,000	$1,171
American Electric Power Co., Inc.	25,300	962
NRG Energy, Inc.(2)	31,700	672
Portland General Electric Co.	16,500	391

		3,196

TOTAL COMMON STOCKS (Identified Cost $64,127)		64,566

TOTAL LONG TERM INVESTMENTS—99.7% (Identified cost $64,127)		64,566

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.090%)	382,228	382

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $382)		382

SECURITIES LENDING COLLATERAL—0.5%

BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares (seven-day effective yield 0.100%)(4)	356,000	356

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $356)		356

TOTAL INVESTMENTS—100.8% (Identified Cost $64,865)		65,304	(1)

Other assets and liabilities, net—(0.8)%		(499)

NET ASSETS—100.0%		$64,805

Abbreviations:

ADR	American Depositary Receipt
Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.

2

Virtus Core Equity Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)

Country Weightings †

United States (includes short-term investments and securities lending collateral)	95%
Germany	2
United Kingdom	2
Canada	1

Total	100%

†	% of total investments as of September 30, 2011

3

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at
	September 30,	Level 1
	2011	Quoted Prices

Equity Securities:
Common Stocks	$64,566	$64,566
Securities Lending Collateral	356	356
Short-Term Investments	382	382

Total Investments	$65,304	$65,304

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—8.6%

Consumer Staples—4.0%
Companhia de Bebidas das Americas ADR 2.94% (Brazil)	2,597,761	$79,621

Financials—3.1%
Itau Unibanco Holding SA ADR 2.40% (Brazil)	3,930,526	61,002

Utilities—1.5%
AES Tiete SA 10.59% (Brazil)	1,494,122	18,674
Companhia Energetica de Minas Gerais 2.352% (Brazil)	698,500	10,197

		28,871

TOTAL PREFERRED STOCK (Identified Cost $174,268)		169,494

COMMON STOCKS—85.0%

Consumer Discretionary—7.3%
Clicks Group Ltd. (South Africa)	2,032,797	9,421
Cox & Kings India Ltd. (India)	985,392	4,267
Genting Malaysia Bhd (Malaysia)	21,943,200	23,880
Grupo Televisa SA Sponsored ADR (Mexico)	552,200	10,155
Hero Honda Motors Ltd. (India)(2)	566,152	22,413
Kangwon Land, Inc. (South Korea)	1,180,060	27,006
MGM China Holdings Ltd. (Cayman Islands)(2)	4,654,575	6,168
Parkson Retail Group Ltd. (China)	7,741,303	9,358
Peace Mark Holdings Ltd. (Hong Kong)(2)(3)(4)	464,100	0
Wynn Macau Ltd. (Hong Kong)	12,882,004	30,464

		143,132

Consumer Staples—33.0%
AmorePacific Corp. (South Korea)	24,739	24,621
Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)	1,245,700	14,378
British American Tobacco (Malaysia)	633,200	8,835
British American Tobacco (United Kingdom)	2,059,191	86,989
British American Tobacco (United Kingdom)	287,718	12,149
Coca-Cola Femsa S.A.B. de C.V. Series L (Mexico)	1,254,899	11,130
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Mexico)	128,834	11,431
Colgate Palmolive India Ltd. (India)	642,737	12,815
Dabur India Ltd. (India)	5,913,300	12,369
Dairy Farm International Holdings Ltd. (Hong Kong)	1,286,800	10,938
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	519,624	33,682
GlaxoSmithKline Consumer Healthcare Ltd. (India)	99,900	4,827
Grupo Modelo S.A.B. de C.V. Series C (Mexico)	1,713,950	9,687
Gudang Garam Tbk PT (Indonesia)	4,803,816	28,408
Guinness Anchor Bhd (Malaysia)	3,132,299	9,707
Hengan International Group Co., Ltd. (China)	1,035,487	8,270
ITC Ltd. (India)	15,869,021	63,926
LG Household & Health Care Ltd. (South Korea)	34,492	15,505
Massmart Holdings Ltd. (South Africa)	41,431	709
Natura Cosmeticos SA (Brazil)	762,110	12,970
Nestle India Ltd. (India)	311,506	26,957
Nestle Malaysia Bhd (Malaysia)	472,400	7,089
SABMiller plc (South Africa)	1,557,054	50,144
Shoprite Holdings Ltd. (South Africa)	1,425,257	19,958
Souza Cruz SA (Brazil)	5,585,178	55,636
Tiger Brands Ltd. (South Africa)	326,600	8,466
Tsingtao Brewery Co., Ltd. (China)	5,353,727	29,380
Unilever Indonesia Tbk PT (Indonesia)	9,379,992	17,487
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	13,568,456	31,112
Want Want China Holdings Ltd. (China)	11,702,129	10,598

		650,173

Energy—3.0%
CNOOC Ltd. (Hong Kong)	12,584,969	20,235
Ecopetrol SA (Colombia)	14,911,600	30,635
PTT Exploration & Production plc (Thailand)	1,841,200	8,217

		59,087

Financials—14.8%
BanColombia SA Sponsored ADR (Colombia)(5)	434,177	24,184
Bangkok Bank plc (Thailand)	1,296,200	6,130
CETIP SA — Balcao Organizado de Ativos e Derivativos (Brazil)	2,104,302	24,745
Compartamos SAB de C.V. (Mexico)	7,809,448	10,558
Housing Development Finance Corp. (India)	5,635,277	73,363
Housing Development Finance Corp. Bank Ltd. (India)	7,500,685	70,954
Housing Development Finance Corp. Bank Ltd. ADR (India)	729,420	21,263
ICICI Bank Ltd. (India)	252,906	4,461
Itausa Investimentos SA (Brazil)	2,175,756	10,935
JSE Ltd. (South Africa)	199,678	1,586

1

Virtus Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Public Bank Bhd (Malaysia)	4,582,100	$17,442
Remgro Ltd. (South Africa)	1,276,031	17,450
Shriram Transport Finance Co., Ltd. (India)	725,998	9,018

		292,089

Health Care—1.2%
Sun Pharmaceutical Industries Ltd. (India)(2)	2,527,025	23,746

Industrials—2.4%
Bharat Electronics Ltd. (India)(2)	329,712	10,286
Bharat Heavy Electricals Ltd. (India)(2)	450,019	15,006
Jasa Marga Tbk PT (Indonesia)	7,956,500	3,562
Localiza Rent A Car SA (Brazil)	676,600	8,928
PLUS Expressways Bhd (Malaysia)	3,665,100	4,948
Taiwan Secom Co., Ltd. (Taiwan)	2,494,147	4,467

		47,197

Information Technology—10.6%
Baidu.com, Inc. Sponsored ADR (China)(2)	475,451	50,830
Cielo SA (Brazil)	1,489,362	32,793
NetEase.Com, Inc. ADR (China)(2)(5)	591,455	22,570
NHN Corp. (South Korea)(2)	107,238	20,431
Redecard SA (Brazil)	2,774,736	37,351
Tata Consultancy Services Ltd. (India)	670,900	14,120
Tencent Holdings Ltd. (China)	781,700	16,214
Totvs SA Com NPV (Brazil)	887,855	14,898

		209,207

Materials—3.6%
Asian Paints Ltd. (India)	407,504	26,229
Engro Corp., Ltd. (Pakistan)	3,174,933	5,184
Industrias Penoles S.A.B de C.V. (Mexico)	844,774	31,021
Semen Gresik (Persero) Tbk PT (Indonesia)	8,359,490	7,824

		70,258

Telecommunication Services—1.1%
America Movil S.A.B. de C.V. ADR Series L (Mexico)	184,517	4,074
Vodacom Group Ltd. (South Africa)	1,584,100	17,657

		21,731

Utilities—8.0%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,855,216	10,808
China Resources Gas Group Ltd. (Bermuda)	5,896,004	7,933
Companhia Energetica de Minas Gerais (Brazil)(5)	1,760,617	26,092
CPFL Energia SA (Brazil)	1,541,560	16,848
CPFL Energia SA ADR (Brazil)(5)	590,756	13,085
GAIL India Ltd. (India)(2)	1,765,200	14,730
Indraprastha Gas Ltd. (India)	674,600	5,840
Light SA (Brazil)	1,144,039	15,059
NTPC Ltd. (India)(2)	2,461,186	8,395
Power Assets Holdings Ltd. (Hong Kong)	3,911,591	29,927
Power Grid Corp. of India Ltd. (India)(2)	3,831,000	7,666

		156,383

TOTAL COMMON STOCKS (Identified Cost $1,727,980)		1,673,003

TOTAL LONG TERM INVESTMENTS—93.6% (Identified cost $1,902,248)		1,842,497

SHORT-TERM INVESTMENTS—8.3%

Money Market Mutual Funds—8.3%
Dreyfus Cash Management Fund — Institutional Shares (seven-day effective yield 0.050%)	162,759,054	162,759

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $162,759)		162,759

SECURITIES LENDING COLLATERAL—2.1%

Dreyfus Cash Advantage — Instutitional Shares (seven-day effective yield 0.070%) (United States)(6)	41,856,559	41,857

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $41,857)		41,857

TOTAL INVESTMENTS—104.0% (Identified Cost $2,106,864)		2,047,113	(1)

Other assets and liabilities, net—(4.0)%		(79,168)

NET ASSETS—100.0%		$1,967,945

ADR	American Depositary Receipt
Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

(3)	Illiquid security.

(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(5)	All or a portion of security is on loan.

(6)	Represents security purchased with cash collateral received for securities on loan.

2

Virtus Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)

Country Weightings †

India	22%
Brazil	21
United States (includes short-term investments and securities lending collateral)	10
Mexico	8
China	7
South Africa	6
Hong Kong	5
Other	21

Total	100%

†	% of total investments as of September 30, 2011

3

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2	Level 3
	Total Value at		Significant	Significant
	September 30,	Level 1	Observable	Unobservable
Investments in Securities:	2011	Quoted Prices	Inputs	Inputs

Equity Securities:
Common Stocks	$1,673,003	$624,427	$1,048,576	$0 *
Preferred Stock	169,494	28,871	140,623	—
Securities Lending Collateral	41,857	41,857	—	—
Short-Term Investments	162,759	162,759	—	—

Total Investments	$2,047,113	$857,914	$1,189,199	$0 *

Securities held by the Fund with an end of period value of $987,925 were transferred from Level 1 into Level 2. Please refer to the security valuation note in the Notes to Schedules of Investments.
*   Level 3 Common Stock valued at zero at the beginning and end of the period

Virtus Value Equity Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.2%

Consumer Discretionary—11.6%
Advance Auto Parts, Inc.	12,800	$744
CBS Corp. Class B	76,200	1,553
DIRECTV Class A(2)	47,100	1,990
DISH Network Corp. Class A(2)	42,800	1,072
Macy’s, Inc.	67,400	1,774
Ross Stores, Inc.	8,000	629
Time Warner Cable, Inc.	33,300	2,087
TJX Cos., Inc.	38,700	2,147
TRW Automotive Holdings Corp.(2)	27,100	887
Viacom, Inc. Class B	11,200	434

		13,317

Consumer Staples—7.5%
Dr. Pepper Snapple Group, Inc.	49,700	1,927
Kroger Co. (The)	90,000	1,976
Philip Morris International, Inc.	17,800	1,110
Procter & Gamble Co. (The)	8,700	550
Wal-Mart Stores, Inc.	24,700	1,282
Walgreen Co.	55,300	1,819

		8,664

Energy—13.2%
Chevron Corp.	58,300	5,394
ConocoPhillips	60,110	3,806
CVR Energy, Inc.(2)	23,100	488
Exxon Mobil Corp.	39,300	2,854
National Oilwell Varco, Inc.	15,100	774
Tesoro Corp.(2)	42,500	828
Valero Energy Corp.	57,200	1,017

		15,161

Financials—20.6%
ACE Ltd.	13,500	818
Allied World Assurance Co. Holdings Ltd.	39,900	2,143
American Financial Group, Inc.	70,100	2,178
Ameriprise Financial, Inc.	49,400	1,944
Assurant, Inc.	40,600	1,454
Discover Financial Services	90,100	2,067
JPMorgan Chase & Co.	70,700	2,130
NASDAQ OMX Group, Inc. (The)(2)	19,100	442
PNC Financial Services Group, Inc.	39,600	1,908
Reinsurance Group of America, Inc.	44,700	2,054
Senior Housing Properties Trust	39,700	855
Travelers Cos., Inc. (The)	39,200	1,910
U.S. Bancorp	26,200	617
Wells Fargo & Co.	132,300	3,191

		23,711

Health Care—17.9%
AMERIGROUP Corp.(2)	13,400	523
Amgen, Inc.	28,500	1,566
AstraZeneca plc Sponsored ADR	38,900	1,726
Biogen Idec, Inc.(2)	13,700	1,276
Eli Lilly & Co.	80,400	2,972
Endo Pharmaceuticals Holdings, Inc.(2)	55,200	1,545
Forest Laboratories, Inc.(2)	75,700	2,331
Humana, Inc.	34,700	2,524
Johnson & Johnson	7,400	471
Pfizer, Inc.	145,500	2,572
UnitedHealth Group, Inc.	65,300	3,012

		20,518

Industrials—5.9%
CSX Corp.	103,100	1,925
Dover Corp.	16,200	755
General Electric Co.	117,200	1,786
Raytheon Co.	19,700	805
Siemens AG Sponsored ADR	16,700	1,499

		6,770

Information Technology—7.7%
Apple, Inc.(2)	4,200	1,601
Dell, Inc.(2)	36,400	515
Global Payments, Inc.	37,300	1,507
Intel Corp.	72,700	1,551
International Business Machines Corp.	5,600	980
Microsoft Corp.	22,400	557
Novellus Systems, Inc.(2)	54,800	1,494
Teradyne, Inc.(2)(3)	26,700	294
Vishay Intertechnology, Inc.(2)(3)	39,700	332

		8,831

Materials—3.8%
CF Industries Holdings, Inc.	8,000	987
Domtar Corp.	15,700	1,071
Freeport-McMoRan Copper & Gold, Inc.	49,400	1,504
LyondellBasell Industries N.V.	31,400	767

		4,329

1

Virtus Value Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—4.9%
AT&T, Inc.	57,087	$1,628
Verizon Communications, Inc.	109,800	4,041

		5,669

Utilities—5.1%
AES Corp. (The)(2)	184,100	1,797
CMS Energy Corp.	31,500	623
NRG Energy, Inc.(2)	83,700	1,775
Portland General Electric Co.	69,800	1,654

		5,849

TOTAL COMMON STOCKS (Identified Cost $118,651)		112,819

TOTAL LONG TERM INVESTMENTS—98.2% (Identified cost $118,651)		112,819

SHORT-TERM INVESTMENTS—1.8%

Money Market Mutual Funds—1.8%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.090%)	2,051,652	2,052

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,052)		2,052

SECURITIES LENDING COLLATERAL—0.5%

BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares (seven-day effective yield 0.100%)(4)	551,462	551

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $551)		551

TOTAL INVESTMENTS—100.5% (Identified Cost $121,254)		115,422	(1)

Other assets and liabilities, net—(0.5)%		(553)

NET ASSETS—100.0%		$114,869

Abbreviations:

ADR	American Depositary Receipt
Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.

2

Virtus Value Equity Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)

Country Weightings †

United States (includes short-term investments and securities lending collateral)	93%
Switzerland	3
Canada	1
Germany	1
Netherlands	1
United Kingdom	1

Total	100%

†	% of total investments as of September 30, 2011

3

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at
	September 30,	Level 1
	2011	Quoted Prices

Equity Securities:
Common Stocks	$112,819	$112,819
Securities Lending Collateral	551	551
Short-Term Investments	2,052	2,052

Total Investments	$115,422	$115,422

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

Virtus High Yield Income Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—94.8%

Consumer Discretionary—25.4%
AMC Networks, Inc. 144A 7.750%, 7/15/21(3)	$133	$137
American Reprographics Co. 10.500%, 12/15/16	118	107
Asbury Automotive Group, Inc. 8.375%, 11/15/20	128	124
AutoNation, Inc. 6.750%, 4/15/18	55	56
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.250%, 1/15/19	124	114
Brunswick Corp. 7.375%, 9/1/23	220	199
Cablevision Systems Corp. 8.000%, 4/15/20	25	26
CCO Holdings LLC / CCO Holdings Capital Corp. 7.000%, 1/15/19	165	161
Central Garden & Pet Co. 8.250%, 3/1/18	386	371
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. 144A 8.000%, 6/15/19(3)	240	188
Cinemark USA Inc 7.375%, 6/15/21	53	50
Cinemark USA, Inc. 8.625%, 6/15/19	315	326
CSC Holdings LLC 8.625%, 2/15/19	220	243
Dana Holding Corp. 6.750%, 2/15/21	52	50
Dillard’s, Inc.
6.625%, 1/15/18	310	305
7.130%, 8/1/18	90	90
DineEquity, Inc. 9.500%, 10/30/18	159	159
Dish DBS Corp.
7.875%, 9/1/19	116	119
144A 6.750%, 6/1/21(3)	160	154
Donnelley (R.R.) & Sons Co.
7.250%, 5/15/18	31	28
7.625%, 6/15/20	206	183
Education Management LLC / Education Management Finance Corp. 8.750%, 6/1/14	79	77
Exide Technologies 8.625%, 2/1/18	190	178
Gannett Co., Inc.
9.375%, 11/15/17	250	270
7.125%, 9/1/18	32	31
Goodyear Tire & Rubber Co. (The)
10.500%, 5/15/16	81	88
8.250%, 8/15/20	100	102
Great Canadian Gaming Corp. 144A 7.250%, 2/15/15(3)	125	126
Hanesbrands, Inc.
8.000%, 12/15/16	145	154
6.375%, 12/15/20	177	173
Intelsat Jackson Holdings SA 144A 7.250%, 4/1/19(3)	187	174
Jaguar Land Rover plc
144A 7.750%, 5/15/18(3)	141	126
144A 8.125%, 5/15/21(3)	193	171
Jarden Corp.
7.500%, 5/1/17	215	220
7.500%, 1/15/20	100	102
Lear Corp. 7.875%, 3/15/18	175	181
Live Nation Entertainment, Inc. 144A 8.125%, 5/15/18(3)	250	241
Longview Fibre Paper & Packaging, Inc. 144A 8.000%, 6/1/16(3)	138	135
Marina District Finance Co., Inc.
9.500%, 10/15/15	328	298
9.875%, 8/15/18	36	30
Meritor, Inc. 8.125%, 9/15/15	251	223
MGM Resorts International 9.000%, 3/15/20	250	261
Mobile Mini, Inc. 6.875%, 5/1/15	250	246
National Cinemedia LLC 7.875%, 7/15/21	143	142
Netflix, Inc. 8.500%, 11/15/17	125	136
Penn National Gaming, Inc. 8.750%, 8/15/19	300	321
Penske Automotive Group, Inc. 7.750%, 12/15/16	250	249
Perry Ellis International, Inc. 7.875%, 4/1/19	173	176
PHH Corp. 9.250%, 3/1/16	200	207
Pinafore LLC / Pinafore, Inc. 144A 9.000%, 10/1/18(3)	214	220
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(3)	123	114
Quiksilver, Inc. 6.875%, 4/15/15	200	179
RadioShack Corp. 144A 6.750%, 5/15/19(3)	149	140
Regal Cinemas Corp. 8.625%, 7/15/19	196	200
Regal Entertainment Group 9.125%, 8/15/18	173	172
Rent-A-Center, Inc. 6.625%, 11/15/20	32	31
Sally Holdings LLC / Sally Capital, Inc. 10.500%, 11/15/16	66	69
Sears Holdings Corp. 6.625%, 10/15/18	339	281
Service Corp. International 8.000%, 11/15/21	140	147
Sirius XM Satellite Radio, Inc.
144A 8.750%, 4/1/15(3)	350	381
144A 7.625%, 11/1/18(3)	32	33
Speedway Motorsports, Inc. 6.750%, 2/1/19	90	86

1

Virtus High Yield Income Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc. 10.750%, 8/1/16	$44		$46
TRW Automotive, Inc. 144A 8.875%, 12/1/17(3)	330		353
United Artists Theatre Circuit, Inc.
Series BE-9 9.300%, 7/1/15(4)(5)	3		3
Series BD-1 9.300%, 7/1/15(4)(5)	94		91
Series 95-A 9.300%, 7/1/15(4)(5)	106		104
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 144A 8.125%, 12/1/17(3)	390		392
Vail Resorts, Inc. 144A 6.500%, 5/1/19(3)	59		58
Valassis Communication 6.625%, 2/1/21	119		112
Visteon Corp. 144A 6.750%, 4/15/19(3)	180		163
Wendy’s / Arby’s Restaurants LLC 10.000%, 7/15/16	350		370
WESCO Distribution, Inc. 7.500%, 10/15/17	245		247
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.875%, 11/1/17	350		368
7.750%, 8/15/20	31		33

			12,421

Consumer Staples—6.8%
Ingles Markets, Inc. 8.875%, 5/15/17	153		161
Alliance One International, Inc. 10.000%, 7/15/16	135		112
B&G Foods, Inc. 7.625%, 1/15/18	140		145
Blue Merger Sub, Inc. 144A 7.625%, 2/15/19(3)	196		167
Campofrio Food Group SA 144A 8.250%, 10/31/16(3)	250	EUR	312
CEDC Finance Corp. International, Inc. 144A 9.125%, 12/1/16(3)	245		178
Cott Beverages, Inc.
8.375%, 11/15/17	160		164
8.125%, 9/1/18	18		18
Darling International, Inc. 8.500%, 12/15/18	156		169
Dean Foods Co. 7.000%, 6/1/16	399		378
Elizabeth Arden, Inc. 7.375%, 3/15/21	195		196
JBS USA LLC / JBS USA Finance, Inc. 144A 7.250%, 6/1/21(3)	202		169
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 8.250%, 9/1/17	130		127
Prestige Brands, Inc. 8.250%, 4/1/18	125		128
Revlon Consumer Products Corp. 9.750%, 11/15/15	295		310
Smithfield Foods, Inc.
10.000%, 7/15/14	50		57
7.750%, 7/1/17	365		377
Vector Group Ltd. 11.000%, 8/15/15	153		155

			3,323

Energy—16.2%
Alpha Natural Resources, Inc. 6.000%, 6/1/19	115		108
Berry Petroleum Co. 10.250%, 6/1/14	168		189
Bill Barrett Corp. 9.875%, 7/15/16	216		236
Breitburn Energy Partners LP / Breitburn Finance Corp. 8.625%, 10/15/20	124		122
Brigham Exploration Co. 8.750%, 10/1/18	234		252
Bristow Group, Inc. 7.500%, 9/15/17	120		124
Calfrac Holdings LP 144A 7.500%, 12/1/20(3)	198		188
Calumet Specialty Products Partners LP / Calumet Finance Corp. 144A 9.375%, 5/1/19(3)	232		217
Chesapeake Energy Corp. 7.250%, 12/15/18	250		267
Compagnie Generale de Geophysique-Veritas 9.500%, 5/15/16	475		489
Complete Production Services, Inc. 8.000%, 12/15/16	245		246
Comstock Resources, Inc. 8.375%, 10/15/17	345		333
Concho Resources, Inc.
8.625%, 10/1/17	250		266
7.000%, 1/15/21	17		17
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	192		189
Crosstex Energy LP / Crosstex Energy Finance Corp. 8.875%, 2/15/18	160		165
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 144A 8.375%, 6/1/19(3)	146		141
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	99		97
7.750%, 6/15/19	91		83
EXCO Resources, Inc. 7.500%, 9/15/18	100		88
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 6/15/20	98		96
Frontier Oil Corp. 6.875%, 11/15/18	65		66
Genesis Energy LP / Genesis Energy Finance Corp. 144A 7.875%, 12/15/18(3)	138		132
Gulfmark Offshore, Inc. 7.750%, 7/15/14	365		360
Harvest Operations Corp. 144A 6.875%, 10/1/17(3)	18		18

2

Virtus High Yield Income Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(3)	$250		$255
HollyFrontier Corp. 9.875%, 6/15/17	350		380
Inergy LP / Inergy Finance Corp. 7.000%, 10/1/18	21		20
Key Energy Services, Inc. 6.750%, 3/1/21	142		137
Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 4/15/20	150		155
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 6.750%, 11/1/20	32		33
New World Resources NV 144A 7.875%, 5/1/18(3)	250	EUR	291
Oasis Petroleum, Inc. 144A 7.250%, 2/1/19(3)	164		160
Parker Drilling Co. 9.125%, 4/1/18	125		127
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. 8.250%, 4/15/18	353		337
Petrohawk Energy Corp. 7.250%, 8/15/18	30		34
Pioneer Drilling Co. 9.875%, 3/15/18	193		203
Range Resources Corp. 7.500%, 10/1/17	125		133
Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/21	31		31
Rosetta Resources, Inc. 9.500%, 4/15/18	250		256
SESI LLC 144A 6.375%, 5/1/19(3)	32		31
SunCoke Energy, Inc. 144A 7.625%, 8/1/19(3)	63		62
Swift Energy Co. 8.875%, 1/15/20	250		264
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 144A 6.875%, 2/1/21(3)	61		59
Terex Corp. 8.000%, 11/15/17	122		108
Tesoro Corp. 9.750%, 6/1/19	125		136
Trinidad Drilling Ltd. 144A 7.875%, 1/15/19(3)	115		115
W&T Offshore, Inc. 144A 8.500%, 6/15/19(3)	106		103

			7,919

Financials—5.1%
Ally Financial, Inc. 0.000%, 6/15/15	590		423
Cardtronics, Inc. 8.250%, 9/1/18	118		123
CIT Group, Inc. 7.000%, 5/1/17	375		364
Dycom Investments, Inc. 7.125%, 1/15/21	119		116
Fidelity National Information Services, Inc. 7.625%, 7/15/17	61		64
Ford Motor Credit Co., LLC 8.125%, 1/15/20	265		302
General Motors Financial Co., Inc. 144A 6.750%, 6/1/18(3)	43		42
Hertz Corp. (The)
7.500%, 10/15/18	36		35
6.750%, 4/15/19	23		21
7.375%, 1/15/21	197		181
International Lease Finance Corp.
8.625%, 9/15/15	20		20
8.750%, 3/15/17	370		373
8.250%, 12/15/20	51		50
National Money Mart Co. 10.375%, 12/15/16	253		261
Richard Ellis (CB) Services, Inc. 6.625%, 10/15/20	31		30
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 7.875%, 10/15/18	86		87

			2,492

Health Care—10.9%
Alere, Inc. 9.000%, 5/15/16	408		392
Biomet, Inc. 11.625%, 10/15/17	130		136
BioScrip, Inc. 10.250%, 10/1/15	250		251
Davita, Inc.
6.375%, 11/1/18	47		45
6.625%, 11/1/20	47		45
Elan Finance plc / Elan Finance Corp. 8.750%, 10/15/16	309		321
Endo Pharmaceuticals Holdings, Inc.
144A 7.000%, 7/15/19(3)	15		15
144A 7.000%, 12/15/20(3)	197		199
144A 7.250%, 1/15/22(3)	28		28
Gentiva Health Services, Inc. 11.500%, 9/1/18	147		118
Giant Funding Corp. 144A 8.250%, 2/1/18(3)	261		262
Hanger Orthopedic Group, Inc. 7.125%, 11/15/18	236		231
HCA, Inc.
6.500%, 2/15/20	87		85
7.500%, 2/15/22	116		107
Healthsouth Corp. 8.125%, 2/15/20	375		353
Kindred Healthcare, Inc. 144A 8.250%, 6/1/19(3)	199		153
MedAssets, Inc. 144A 8.000%, 11/15/18(3)	382		366
MPT Operating Partnership LP / MPT Finance Corp. 144A 6.875%, 5/1/21(3)	127		121
Mylan, Inc. 144A 7.875%, 7/15/20(3)	175		184
NBTY, Inc. 9.000%, 10/1/18	189		194
Omnicare, Inc. 7.750%, 6/1/20	131		134
Patheon, Inc. 144A 8.625%, 4/15/17(3)	250		214
Select Medical Corp. 7.625%, 2/1/15	188		164
STHI Holding Corp. 144A 8.000%, 3/15/18(3)	268		260

3

Virtus High Yield Income Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Teleflex, Inc. 6.875%, 6/1/19	$62	$62
Tenet Healthcare Corp. 8.000%, 8/1/20	272	248
Universal Health Services, Inc. 7.000%, 10/1/18	16	16
Valeant Pharmaceuticals International, Inc.
144A 6.500%, 7/15/16(3)	66	62
144A 6.750%, 10/1/17(3)	16	15
144A 6.875%, 12/1/18(3)	160	146
144A 7.000%, 10/1/20(3)	16	14
144A 7.250%, 7/15/22(3)	85	75
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC 144A 7.750%, 9/15/18(3)	361	347

		5,363

Industrials—12.1%
Abengoa Finance SAU 144A 8.875%, 11/1/17(3)	250	230
Advanced Micro Devices, Inc.
8.125%, 12/15/17	325	327
7.750%, 8/1/20	17	17
Affinion Group, Inc. 7.875%, 12/15/18	163	125
Air Medical Group Holdings 144A 9.250%, 11/1/18(3)	121	122
Alliant Techsystems, Inc. 6.875%, 9/15/20	17	17
Altra Holdings, Inc. 8.125%, 12/1/16	240	246
Ashtead Capital, Inc. 144A 9.000%, 8/15/16(3)	108	107
Associated Materials LLC 9.125%, 11/1/17	105	86
Belden, Inc. 9.250%, 6/15/19	226	245
Boart Longyear Management Property Ltd. 144A 7.000%, 4/1/21(3)	66	66
Clearwater Paper Corp. 7.125%, 11/1/18	83	83
Continental Airlines, Inc. 144A 6.750%, 9/15/15(3)	74	71
Deluxe Corp. 144A 7.000%, 3/15/19(3)	263	255
DynCorp International, Inc. 10.375%, 7/1/17	167	146
Geo Group, Inc. (The)
7.750%, 10/15/17	350	363
6.625%, 2/15/21	31	30
Gibraltar Industries, Inc. Series B 8.000%, 12/1/15	375	356
H&E Equipment Services, Inc. 8.375%, 7/15/16	250	241
Interface, Inc. 7.625%, 12/1/18	6	6
Interline Brands, Inc. 7.000%, 11/15/18	111	109
Iron Mountain, Inc.
7.750%, 10/1/19	27	27
8.375%, 8/15/21	311	319
Martin Midstream Partners LP / Martin Midstream Finance Corp. 8.875%, 4/1/18	250	249
MasTec, Inc. 7.625%, 2/1/17	250	246
Mobile Mini, Inc. 7.875%, 12/1/20	33	32
Moog, Inc. 7.250%, 6/15/18	110	113
Oshkosh Corp. 8.250%, 3/1/17	175	170
PHI, Inc. 8.625%, 10/15/18	125	124
RSC Equipment Rental, Inc. / RSC Holdings III LLC 8.250%, 2/1/21	218	190
Shea Homes LP / Shea Homes Funding Corp. 144A 8.625%, 5/15/19(3)	129	106
SPX Corp. 6.875%, 9/1/17	66	68
Titan International, Inc. 7.875%, 10/1/17	117	122
Transdigm, Inc. 7.750%, 12/15/18	212	217
Triumph Group, Inc. 8.000%, 11/15/17	240	251
Tutor Perini Corp. 7.625%, 11/1/18	250	215
United Rentals North America, Inc. 8.375%, 9/15/20	250	231

		5,928

Information Technology—2.9%
Audatex North America, Inc. 144A 6.750%, 6/15/18(3)	31	31
CoreLogic, Inc. 144A 7.250%, 6/1/21(3)	168	152
Equinix, Inc.
8.125%, 3/1/18	225	238
7.000%, 7/15/21	41	41
Interactive Data Corp. 10.250%, 8/1/18	221	239
Seagate HDD Cayman
144A 7.750%, 12/15/18(3)	50	49
144A 7.000%, 11/1/21(3)	92	85
SunGard Data Systems, Inc. 7.375%, 11/15/18	252	236
Viasat, Inc. 8.875%, 9/15/16	329	335

		1,406

Materials—6.5%
AEP Industries, Inc. 8.250%, 4/15/19	259	245
APERAM 144A 7.375%, 4/1/16(3)	150	133
Building Materials Corp. of America
144A 6.875%, 8/15/18(3)	74	72
144A 6.750%, 5/1/21(3)	36	34
Ferro Corp. 7.875%, 8/15/18	312	314
Fufeng Group Ltd. 144A 7.625%, 4/13/16(3)	224	159

4

Virtus High Yield Income Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
Glatfelter (P.H.) Co. 7.125%, 5/1/16	$250		$248
HeidelbergCement Finance BV 8.500%, 10/31/19	250	EUR	322
Huntsman International LLC
8.625%, 3/15/20	250		244
8.625%, 3/15/21	19		18
Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.750%, 3/1/19	87		78
Mirabela Nickel Ltd. 144A 8.750%, 4/15/18(3)	197		160
Olin Corp. 8.875%, 8/15/19	225		250
PolyOne Corp. 7.375%, 9/15/20	33		33
Polypore International, Inc. 7.500%, 11/15/17	33		33
Quadra FNX Mining Ltd. 144A 7.750%, 6/15/19(3)	94		92
Sealed Air Corp. 144A 8.375%, 9/15/21(3)	7		7
Solutia, Inc. 7.875%, 3/15/20	245		259
Texas Industries, Inc. 9.250%, 8/15/20	208		163
Vulcan Materials Co. 7.500%, 6/15/21	175		164
Westlake Chemical Corp. 6.625%, 1/15/16	140		142

			3,170

Telecommunication Services—5.8%
Echostar Holding Corp. / Echostar Corp. 144A 7.625%, 6/15/21(3)	125		121
Frontier Communications Corp.
7.125%, 3/15/19	77		74
8.500%, 4/15/20	357		346
GCI, Inc. 6.750%, 6/1/21	31		29
Global Crossing Ltd. 12.000%, 9/15/15	240		273
MetroPCS Wireless, Inc. 6.625%, 11/15/20	74		65
NII Capital Corp.
8.875%, 12/15/19	335		351
7.625%, 4/1/21	36		36
PAETEC Holding Corp. 9.500%, 7/15/15	235		246
tw telecom holdings, Inc. 8.000%, 3/1/18	250		261
Virgin Media Finance plc 8.375%, 10/15/19	125		134
West Corp.
8.625%, 10/1/18	118		115
7.875%, 1/15/19	73		69
Wind Acquisition Holdings Finance S.p.A. PIK Interest Capitalization 144A 12.250%, 7/15/17(3)	314		246
Windstream Corp.
7.000%, 3/15/19	425		410
7.750%, 10/15/20	73		72

			2,848

Utilities—3.1%
AES Corp. (The)
8.000%, 10/15/17	250		253
144A 7.375%, 7/1/21(3)	33		31
AmeriGas Partners LP / AmeriGas Finance Corp. 6.250%, 8/20/19	29		28
Calpine Corp.
144A 7.500%, 2/15/21(3)	244		234
144A 7.875%, 1/15/23(3)	76		74
GenOn Energy, Inc. 9.875%, 10/15/20	248		233
NRG Energy, Inc.
7.375%, 1/15/17	185		192
144A 7.625%, 1/15/18(3)	60		56
8.250%, 9/1/20	171		162
144A 7.875%, 5/15/21(3)	61		56
PNM Resources, Inc. 9.250%, 5/15/15	162		179

			1,498

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $47,362)			46,368

	SHARES	VALUE
PREFERRED STOCK—0.3%

Financials—0.3%
ING Capital Funding Trust III 3.907%(2)	210,000	157

TOTAL PREFERRED STOCK (Identified Cost $190)		157

TOTAL LONG TERM INVESTMENTS—95.1% (Identified cost $47,552)		46,525

SHORT-TERM INVESTMENTS—2.6%

Money Market Mutual Funds—2.6%
BlackRock Liquidity Funds TempFund Portfolio — Insitutional Shares (seven-day effective yield 0.090%)	1,274,466	1,274

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,274)		1,274

TOTAL INVESTMENTS—97.7% (Identified Cost $48,826)		47,799	(1)

Other assets and liabilities, net—2.3%		1,120

NET ASSETS—100.0%		$48,919

Abbreviations:
PIK Payment-in-Kind Security

5

Virtus High Yield Income Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)
Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $11,156 or 22.8% of net assets.

(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(5)	Illiquid security.
Foreign Currencies:

EUR European Currency Unit
At September 30, 2011, the Fund had entered into forward currency contracts as follows (reported in 000’s):

					Unrealized
			Settlement		Appreciation
Contracts to Sell	In Exchange for	Counterparty	Date	Value	(Depreciation)
EUR 700	$953	CIBC	12/21/11	$938	$15

6

Virtus High Yield Income Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)

Country Weightings †

United States (includes short-term investments)	89%
Canada	2
Germany	2
France	1
Ireland	1
Spain	1
United Kingdom	1
Other	3

Total	100%

†	% of total investments as of September 30, 2011

7

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2	Level 3
	Total Value at		Significant	Significant
	September 30,	Level 1	Observable	Unobservable
Investments in Securities:	2011	Quoted Prices	Inputs	Inputs

Debt Securities:
Corporate Bonds and Notes	$46,368	$—	$46,170	$198
Equity Securities:
Preferred Stock	157	—	157	—
Short-term Investments	1,274	1,274	—	—

Total Investments	$47,799	$1,274	$46,327	$198

Other Financial Instruments:
Forward Currency Contracts*	$15	$—	$15	$—

*	Valued at unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:
($ reported in thousands)
Investments in Securities:

Corporate Bonds and Notes
Beginning Balance as of December 31, 2010:	$230

Accrued Discount/(Premium)	1

Realized Gain (Loss)	—

Change in Unrealized Appreciation (Depreciation)	7

Purchases	—

Sales(a)	(40)

Transfers into Level 3	—

Transfers out of Level 3	—

Ending Balance as of September 30, 2011	$198

(a)	includes paydowns if any.

Virtus Intermediate Government Bond Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—37.2%

U.S. Treasury Bond 3.500%, 2/15/39	$400	$446
U.S. Treasury Note
2.000%, 11/30/13	100	104
2.500%, 4/30/15	600	641
1.250%, 10/31/15	1,750	1,788
2.250%, 3/31/16	1,000	1,064
3.000%, 8/31/16	1,400	1,539
3.125%, 10/31/16	1,600	1,771
3.750%, 11/15/18	1,440	1,668
3.625%, 8/15/19	1,725	1,988
3.625%, 2/15/21	1,350	1,562
3.125%, 5/15/21	196	218
2.125%, 8/15/21(4)	450	459

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $12,709)		13,248

U.S. GOVERNMENT AGENCY OBLIGATIONS—26.5%

FDIC Guaranteed
JPMorgan Chase & Co. 2.200%, 6/15/12	500	507
Structured Sale 10-LA1, A2 144A 0.000%, 10/25/12(3)	500	494
FFCB
3.875%, 10/7/13	1,000	1,069
2.625%, 4/17/14	1,000	1,052
FHLB 5.500%, 7/15/36	480	621
FHLMC
4.500%, 7/15/13(4)	775	832
4.125%, 9/27/13	650	698
1.000%, 8/27/14(4)	710	718
Israel Government AID Bond 5.500%, 9/18/23	1,500	1,907
Small Business Administration 09-P10A,1 4.727%, 2/10/19	444	474
Small Business Administration, Participation Certificates
09-20B,1, 4.760%, 2/1/29	415	454
09-20F, 1, 4.950%, 6/1/29	557	609

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Identified Cost $8,559)		9,435

MUNICIPAL BONDS—0.0%

Louisiana—0.0%
Public Facilities Authority, System Restoration Projects Taxable Series 08-ELL, A1 4.500%, 2/1/14	7	7

TOTAL MUNICIPAL BONDS (Identified Cost $7)		7

MORTGAGE-BACKED SECURITIES—32.8%

Agency—30.2%
FHLMC
(Interest Only) 202 6.500%, 4/1/29	43	8
5.575%, 4/1/37(2)	133	142
4.000%, 2/1/41	666	699
FHLMC REMIC 3814, B 3.000%, 2/15/26	455	469
FNMA
11.000%, 12/1/15	5	5
5.500%, 6/1/20	253	276
4.000%, 4/1/25	515	544
5.500%, 6/1/28	459	499
6.500%, 5/1/36	218	244
5.000%, 2/1/38	394	425
5.000%, 6/1/40	580	627
4.000%, 2/1/41	276	290
FNMA Grantor Trust 02-T3, B 5.763%, 12/25/11	2,000	2,016
GNMA
8.000%, 3/15/23	3	4
7.000%, 8/15/23	35	41
2.125%, 10/20/25(2)	5	5
8.000%, 11/15/26	43	51
5.500%, 1/15/33	273	303
4.500%, 3/20/41	550	598
GNMA Structured Securities
06-9, A 4.201%, 8/16/26	4	4
04-78, C 4.658%, 4/16/29	154	159
07-75, A 4.747%, 4/16/29	139	141
03-88, CA 4.746%, 1/16/30	71	72
03-17, AB 4.650%, 7/16/31	175	185
06-63, A 4.255%, 2/16/32	235	245
11-38, AB 2.528%, 6/16/34	247	254
03-48, C 4.891%, 7/16/34	1,000	1,122
08-78, C 4.420%, 1/16/37	620	644

1

Virtus Intermediate Government Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
05-79, B 4.646%, 8/16/39	$99	$100
11-42, B 4.030%, 7/16/47(2)	550	596

		10,768

Non-Agency—2.6%
FHLMC 2.500%, 5/27/16(4)	300	318
FNMA 0.625%, 10/30/14(4)	600	599

		917

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $11,404)		11,685

ASSET-BACKED SECURITIES—0.9%

AEP Texas Central Transition Funding LLC 06-A, A5 5.306%, 7/1/20	250	303

TOTAL ASSET-BACKED SECURITIES (Identified Cost $250)		303

TOTAL LONG TERM INVESTMENTS—97.4% (Identified cost $32,929)		34,678

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.3%

Money Market Mutual Funds—2.3%
BlackRock Liquidity Funds Treasury Fund Portfolio—Institutional Shares (seven-day effective yield 0.036%)	467,029	467
INVESCO Short-Term Investment Treasury Portfolio- Institutional Shares (seven-day effective yield 0.020%)	348,687	349

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $816)		816

SECURITIES LENDING COLLATERAL—7.7%

BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(5)	2,734,110	2,734

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,734)		2,734

TOTAL INVESTMENTS—107.4% (Identified Cost $36,479)		38,228	(1)

Other assets and liabilities, net—(7.4)%		(2,626)

NET ASSETS—100.0%		$35,602

Abbreviations:

FDIC	Federal Deposit Insurance Corporation

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).

FNMA	Federal National Mortgage Association (“Fannie Mae”).

GNMA	Government National Mortgage Association (“Ginnie Mae”)

REMIC	Real Estate Mortgage Investment Conduit
Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $494 or 1.4% of net assets.

(4)	All or a portion of security is on loan.

(5)	Represents security purchased with cash collateral received for securities on loan.

2

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2
	Total Value at		Significant
	September 30,	Level 1	Observable
	2011	Quoted Prices	Inputs

Debt Securities:
Asset-Backed Securities	$303	$—	$303
Mortgage-Backed Securities	11,685	—	11,685
Municipal Bonds	7	—	7
U.S. Government Agency Obligations	9,435	—	9,435
U.S. Government Securities	13,248	—	13,248
Equity Securities:
Securities Lending Collateral	2,734	2,734	—
Short-Term Investments	816	816	—

Total Investments	$38,228	$3,550	$34,678

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Short/Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—21.1%

U.S. Treasury Note
2.000%, 11/30/13	$2,210		$2,290
2.375%, 10/31/14	2,400		2,542
4.000%, 2/15/15	140		156
2.250%, 3/31/16	1,500		1,596
3.125%, 10/31/16	6,142		6,798
3.750%, 11/15/18	1,500		1,737
3.625%, 8/15/19	1,000		1,152
3.625%, 2/15/21	2,485		2,875

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $18,571)			19,146

U.S. GOVERNMENT AGENCY OBLIGATIONS—1.3%

FNMA 1.000%, 9/23/13	1,180		1,192

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Identified Cost $1,179)			1,192

MUNICIPAL BONDS—1.1%

Louisiana—0.3%
Local Government Environmental Facilities & Community Development Authority, 1.520%, 2/1/18	235		237
Public Facilities Authority, System Restoration Projects Taxable Series 08-ELL, A1 4.500%, 2/1/14	57		58

			295

Ohio—0.8%
State of Ohio Build America Infrastructure Projects Taxable Series 2 3.000%, 6/15/15	680		710

TOTAL MUNICIPAL BONDS (Identified Cost $971)			1,005

MORTGAGE-BACKED SECURITIES—17.8%

Agency—1.8%
FNMA
6.000%, 5/1/16	144		157
10.500%, 12/1/16	—	(6)	—	(6)
5.000%, 5/1/18	218		238
9.000%, 10/1/25	1		2
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	132		124
GNMA
7.000%, 6/15/23	3		3
7.000%, 7/15/23	4		4
7.000%, 9/15/23	6		7
7.000%, 9/15/23	22		25
7.000%, 1/15/24	20		23
7.000%, 9/15/24	21		24
7.000%, 7/15/25	23		26
7.000%, 7/15/25	10		11
7.000%, 7/15/25	16		19
GNMA Structured Securities
03-17, AB 4.650%, 7/16/31	292		308
11-38, AB 2.528%, 6/16/34	691		711

			1,682

Non-Agency—16.0%
Adjustable Rate Mortgage Trust 05-11, 2A42 2.730%, 2/25/36(2)	4,187		1,726
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW14, A4 5.201%, 12/11/38	935		1,012
04-T14, A4 5.200%, 1/12/41(2)	980		1,040
07-PW15, A2 5.205%, 2/11/44	963		969
Countrywide Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	1,229		1,210
04-24CB, 1A1 6.000%, 11/25/34	891		868
Deutsche Alternative Loan Trust — A Securities, Inc. 05-3, 4A5 5.250%, 6/25/35	469		427
First Horizon Alternative Mortgage Security 05-FA8, 1A18 5.500%, 11/25/35	382		324
GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3 3.087%, 6/19/35(2)	351		328
GS Mortgage Securities Corp II 11-GC5, A4 3.707%, 8/10/44(2)	625		623
Lehman Brothers-UBS Commercial Mortgage Trust 05-C5, A3 4.964%, 9/15/30	793		799
MASTR Alternative Loans Trust 04-10, 3A1 5.000%, 9/25/19	678		686
Morgan Stanley Capital I 06-T23, A2 5.922%, 8/12/41(2)	805		808
Morgan Stanley Mortgage Loan Trust 06-7, 5A2 5.962%, 6/25/36(2)	1,716		851
Residential Funding Mortgage Securities II, Inc. 01-HS2, A5 7.420%, 4/25/31(2)	121		119

1

Virtus Short/Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Residential Funding Securities LLC 03-RM2, AII 5.000%, 5/25/18	$468	$479
Structured Asset Securities Corp.
03-34A, 6A 2.522%, 11/25/33(2)	1,001	894
05-2XS, 2A2 1.735%, 2/25/35(2)	608	440
Washington Mutual Alternative Mortgage Pass-Through Certificates 05-6, 2A7 5.500%, 8/25/35	979	883

		14,486

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $19,856)		16,168

ASSET-BACKED SECURITIES—9.4%

Ally Auto Receivables Trust 10-2, A4 2.090%, 5/15/15	1,100	1,128
Avis Budget Rental Car Funding/AESOP LLC 09-2A, A, 144A 5.680%, 2/20/14(3)	600	628
Capital Auto Receivables Asset Trust 07-3, A4 5.210%, 3/17/14	401	405
Centerpoint Energy Transition Bond Co. LLC 01-1, A4 5.630%, 9/15/15	215	229
Citibank Credit Card Issuance Trust
03-A10, A10 4.750%, 12/10/15	875	950
05-A2, A2 4.850%, 3/10/17	780	881
Citibank Omni Master Trust 09-A17, A17 144A 4.900%, 11/15/18(3)	800	871
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	800	815
Honda Auto Receivables Owner Trust 10-1, A4 1.980%, 5/23/16	250	254
USAA Auto Owner Trust 09-2, A4 2.530%, 7/15/15	1,955	2,004
World Omni Automobile Lease Securitization Trust 09-A, A3 1.650%, 2/15/13	318	319

TOTAL ASSET-BACKED SECURITIES (Identified Cost $8,340)		8,484

CORPORATE BONDS AND NOTES—46.4%

Consumer Discretionary—4.4%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500%, 3/1/16	525	542
Hewlett-Packard Co. 1.550%, 5/30/14	1,000	994
Time Warner Cable, Inc. 5.000%, 2/1/20	1,000	1,064
Time Warner, Inc. 3.150%, 7/15/15	220	228
Walt Disney Co. (The) 5.875%, 12/15/17	1,000	1,203

		4,031

Consumer Staples—3.9%
Anheuser-Busch InBev Worldwide, Inc. 1.500%, 7/14/14	800	806
General Mills, Inc. 1.550%, 5/16/14	570	576
Heinz (H.J.) Co. 5.350%, 7/15/13	1,220	1,314
Pepsico, Inc. 0.800%, 8/25/14	850	846

		3,542

Financials—20.5%
American Express Credit Corp. 2.750%, 9/15/15	650	653
AvalonBay Communities, Inc. 5.750%, 9/15/16	925	1,039
Bank of America Corp. 5.000%, 5/13/21	1,000	893
Boeing Capital Corp. 3.250%, 10/27/14	725	769
Capital One Financial Corp. 6.150%, 9/1/16	980	1,039
Caterpillar Financial Services Corp. 1.650%, 4/1/14	1,000	1,014
ConocoPhillips Canada Funding Co. I 5.625%, 10/15/16	685	796
Fifth Third Bancorp 6.250%, 5/1/13	1,000	1,059
General Electric Capital Corp. 4.875%, 3/4/15	730	780
Goldman Sachs Group, Inc. (The) 3.700%, 8/1/15	1,000	980
HSBC Finance Corp. 4.750%, 7/15/13	465	481
International Business Machines International Group Capital LLC 5.050%, 10/22/12	800	836
John Deere Capital Corp. 2.800%, 9/18/17	1,000	1,021
JPMorgan Chase & Co. 5.125%, 9/15/14	920	969
Morgan Stanley 3.800%, 4/29/16	840	775
National City Bank 4.625%, 5/1/13	1,345	1,400
Prudential Financial, Inc.
2.750%, 1/14/13	487	491
3.000%, 5/12/16	400	392
Rabobank NV 2.125%, 10/13/15	650	649
Regions Financial Corp. 4.875%, 4/26/13	800	780
Royal Bank of Scotland plc (The) 3.950%, 9/21/15	1,000	941
Simon Property Group LP 4.200%, 2/1/15	800	845

		18,602

Health Care—3.4%
Schering-Plough Corp. 5.300%, 12/1/13	1,135	1,242
Unitedhealth Group, Inc. 4.875%, 2/15/13	760	798

2

Virtus Short/Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
WellPoint, Inc. 5.875%, 6/15/17	$873	$999

		3,039

Industrials—3.3%
Burlington Northern Santa Fe LLC 5.650%, 5/1/17	200	231
Texas Instruments, Inc. 0.875%, 5/15/13(4)	800	803
Textron, Inc. 4.625%, 9/21/16	1,000	1,013
Union Pacific Corp. 4.000%, 2/1/21	880	938

		2,985

Information Technology—0.8%
Cisco Systems, Inc. 2.900%, 11/17/14	700	738

Materials—3.5%
Dow Chemical Co. (The) 2.500%, 2/15/16	525	517
E.I. Du Pont de Nemours & Co. 1.950%, 1/15/16	1,000	1,010
Republic Services, Inc. 3.800%, 5/15/18	400	416
Rio Tinto Alcan, Inc. 4.875%, 9/15/12	1,155	1,192

		3,135

Telecommunication Services—3.0%
AT&T Corp. 5.800%, 2/15/19	500	586
AT&T, Inc. 2.400%, 8/15/16	300	303
Verizon Communications, Inc. 4.600%, 4/1/21	110	122
Vodafone Group plc 3.375%, 11/24/15	1,600	1,681

		2,692

Utilities—3.6%
Consolidated Edison Company of New York, Inc. 06-C 5.500%, 9/15/16	1,165	1,360
Dominion Resources, Inc. 2.250%, 9/1/15	660	670
Southern Co. 2.375%, 9/15/15	1,245	1,271

		3,301

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $40,778)		42,065

TOTAL LONG TERM INVESTMENTS—97.1% (Identified cost $89,695)		88,060

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.6%

Money Market Mutual Funds—2.6%
AIM Short-Term Investment -Liquid Assets Portfolio (The) — Institutional Shares (seven-day effective yield 0.011%)	1,474,734	$1,475
BlackRock Liquidity Funds TempFund Portfolio — Insitutional Shares (seven-day effective yield 0.090%)	923,709	924

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,399)		2,399

SECURITIES LENDING COLLATERAL—0.1%

BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(5)	127,720	128

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $128)		128

TOTAL INVESTMENTS—99.8% (Identified Cost $92,222)		90,587	(1)

Other assets and liabilities, net—0.2%		153

NET ASSETS—100.0%		$90,740

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).

GNMA	Government National Mortgage Association (“Ginnie Mae”)

REMIC	Real Estate Mortgage Investment Conduit
Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $1,499 or 1.7% of net assets.

(4)	All or a portion of security is on loan.

(5)	Represents security purchased with cash collateral received for securities on loan.

(6)	Amount is less than $500.

3

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2
	Total Value at		Significant
	September 30,	Level 1	Observable
Investments in Securities:	2011	Quoted Prices	Inputs

Debt Securities:
Asset-Backed Securities	$8,484	$—	$8,484
Corporate Bonds and Notes	42,065	—	42,065
Mortgage-Backed Securities	16,168	—	16,168
Municipal Bonds	1,005	—	1,005
U.S. Government Agency Obligations	1,192	—	1,192
U.S. Government Securities	19,146	—	19,146
Equity Securities:
Securities Lending Collateral	128	128	—
Short-Term Investments	2,399	2,399	—

Total Investments	$90,587	$2,527	$88,060

There is no Level 3 (significant unobservable inputs) priced securities.

Virtus Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—98.6%

Alabama—7.2%
Jefferson County Limited Obligation
Series A, 5.250%, 1/1/17	$9,000	$8,833
Series A, 5.500%, 1/1/21	2,415	2,275
Marshall County Health Care Authority Series A, 6.250%, 1/1/22	770	781
State Drinking Water Finance Authority Series 02-A, (AMBAC Insured) 5.000%, 8/15/14	2,875	2,908

		14,797

Arizona—3.0%
City of Mesa Series A, 5.000%, 7/1/20	2,000	2,182
Health Facilities Authority Phoenix Children’s Hospital Series B, 1.020%, 2/1/42(2)	1,000	921
Salt River Project Agricultural Improvement & Power District Series B, 5.000%, 1/1/25	2,000	2,116
State School Facilities Board Certificates of Participation Series 08, 5.250%, 9/1/23	1,000	1,073

		6,292

California—12.0%
City of Lodi Wastewater System Certificates of Participation Series A, (NATL Insured) 5.500%, 10/1/18	1,535	1,680
Grossmont Healthcare District Series B, 6.000%, 7/15/34	2,000	2,257
Health Facility Authority, Catholic Health System Series K, 5.125%, 7/1/22	1,540	1,645
M-S-R Energy Authority Series C, 6.500%, 11/1/39	1,655	1,814
San Diego Unified School District 2008 Election
0.000%, 7/1/35	3,000	729
0.000%, 7/1/36	1,000	229
San Francisco City & County Public Utilities Commission Series A, (NATL Insured) 5.000%, 11/1/27	1,035	1,061
South Gate Utility Authority, (NATL FGIC Insured) 0.000%, 10/1/19	1,385	949
State Educational Facilities Authority, University of Southern California Series A, 5.250%, 10/1/38	2,000	2,184
State of California
5.000%, 10/1/23	2,630	2,633
6.000%, 11/1/35	2,750	3,060
Sunnyvale School District, Election 2004 Series C, 5.500%, 9/1/34	2,500	2,992
University of California, Series B 5.000%, 5/15/33	3,500	3,586

		24,819

Colorado—5.7%
Denver City & County School District No.1 Series A, 5.500%, 12/1/26	1,335	1,575
Gunnison Watershed School District No. 1-J Series 09, 5.250%, 12/1/22	500	579
Public Authority For Colorado Energy,
Natural Gas Purchase Series 08, 6.125%, 11/15/23	2,110	2,197
6.250%, 11/15/28	2,250	2,305
State Health Facilities Authority, Catholic Health Initiatives Series D, 6.250%, 10/1/33	650	724
State Public Highway Authority E-470 Series B, (NATL Insured) 0.000%, 9/1/29	665	207
University of Colorado,
Enterprise System Series A 5.625%, 6/1/22	2,650	3,191
Enterprise System Series A 5.375%, 6/1/38	1,000	1,097

		11,875

District of Columbia—1.8%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail
Series Lien — B-09, (AGC Insured) 0.000%, 10/1/36	2,000	455
Series Lien — C-09, (AGC Insured) 0.000%, 10/1/41	4,000	3,268

		3,723

Florida—4.5%
Brevard County Health Facilities Authority, Health First, Inc. Project 7.000%, 4/1/39	1,050	1,169
City of Jacksonville (NATL Insured) 5.000%, 10/1/26	1,455	1,457
Miami-Dade County Educational Facilities Authority, University of Miami Series A, 5.250%, 4/1/18	1,000	1,098
Orange County Series B, (NATL FGIC Insured) 5.125%, 1/1/32	2,000	2,038

1

Virtus Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Florida—(continued)
State Department of Transportation Series A (AGM Insured) 5.000%, 7/1/32	$2,000	$2,077
Tampa Bay Water Utility System Series B (NATL FGIC Insured) 5.000%, 10/1/31	1,400	1,400

		9,239

Georgia—1.4%
Athens-Clarke County Unified Government Water and Sewer Authority, 5.625%, 1/1/28	1,500	1,683
Chatham County Hospital Authority, Memorial Medical Health Center Series A, 6.125%, 1/1/24	1,280	1,220

		2,903

Idaho—0.7%
State Housing & Finance Association 4.500%, 7/15/29	1,500	1,521

Illinois—13.9%
Chicago Park District Series A, (NATL FGIC Insured) 5.000%, 1/1/31	1,775	1,848
Dekalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	342
Development Finance Authority DePaul University Series C, 5.625%, 10/1/20	1,000	1,078
Educational Facilities Authority University of Chicago Series A, 5.250%, 7/1/22	3,000	3,212
Metropolitan Pier & Exposition Authority, McCormick Place Series B, (AGM Insured) 0.000%, 6/15/26	1,000	454
State Finance Authority,
KishHealth System Series 08, 4.750%, 10/1/18	700	742
Loyola University Series A 5.000%, 7/1/22	1,000	1,040
University of Chicago Series A 5.000%, 7/1/26	1,000	1,051
Art Institute of Chicago Series A 6.000%, 3/1/38	1,875	2,049
Rush University Medical Center Series A 7.250%, 11/1/38	1,050	1,175
State of Illinois 5.000%, 6/15/23	3,250	3,425
State Toll Highway Authority
Series A-1, (AGM Insured) 5.000%, 1/1/21	3,050	3,306
Series A-1, (FSA Insured) 5.000%, 1/1/24	1,015	1,086
University of Illinois,
Auxiliary Facilities System-Series A 5.000%, 4/1/19	700	796
South Farms Project (NATL, FGIC Insured) 5.250%, 9/1/20	4,325	4,499
Auxiliary Facilities System-Series A 5.500%, 4/1/31	1,540	1,665
Auxiliary Facilities System-Series A 5.125%, 4/1/36	500	522
Auxiliary Facilities System-Series A 5.250%, 4/1/41	500	526

		28,816

Indiana—2.6%
Indiana University
(AMBAC Insured) 5.250%, 11/15/17	1,055	1,181
Series A, 5.250%, 6/1/23	1,320	1,553
Wayne Township School District Marion County School Building Corp. (NATL-FGIC) 5.000%, 7/15/24	2,535	2,654

		5,388

Iowa—3.3%
State of Iowa,
Prison Infrastructure Funding 5.000%, 6/15/27	2,250	2,592
State Jobs Program Series A, 5.000%, 6/1/38	3,750	4,193

		6,785

Maryland—3.9%
City of Baltimore,
Convention Center Series A, (XLCA Insured) 5.250%, 9/1/22	2,200	2,083
Convention Center Series 06-A, (XLCA Insured) 5.250%, 9/1/23	1,500	1,410
Wastewater Project-Series A, 5.000%, 7/1/36	350	383
Wastewater Project-Series A, 5.000%, 7/1/41	750	822
Wastewater Project-Series A, 5.000%, 7/1/41	750	822
State Health & Higher Educational Facilities Authority,
Anne Arundel County Health System Series A, 6.750%, 7/1/29	2,015	2,293
Anne Arundel County Health System 5.000%, 7/1/32	250	254

		8,067

2

Virtus Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Massachusetts—1.7%
State Educational Financing Authority, I Series A, 5.500%, 1/1/22	$1,130	$1,222
State Health & Educational Facilities Authority, Harvard University Series A, 5.500%, 11/15/36	2,000	2,282

		3,504

Michigan—3.6%
City of Detroit
Water Supply System Series A, (AGM insured) 5.000%, 7/1/23	4,750	5,003
Sewer Disposal Series Lien B, (AGM Insured) 7.500%, 7/1/33	1,000	1,194
State of Michigan Highway Improvements (AGM Insured) 5.250%, 9/15/19	1,015	1,147

		7,344

Missouri—1.1%
Metropolitan St. Louis District Sewer & Wastewater System Series A, 5.750%, 5/1/38	2,000	2,240

Nebraska—1.2%
University of Nebraska at Lincoln
Series A, 5.000%, 7/1/22	1,000	1,159
Series A, 5.250%, 7/1/34	1,250	1,378

		2,537

New Hampshire—0.4%
State Health & Education Facilities Authority, Exeter Project 6.000%, 10/1/24	750	759

New Jersey—0.8%
State Transportation Trust Fund Authority, Series A 6.000%, 6/15/35	1,500	1,738

New York—9.7%
City of New York Series E-1, 6.250%, 10/15/28	1,000	1,172
City of New York, Industrial Development Agency,
Queens Baseball Stadium Project (AMBAC Insured) 5.000%, 1/1/20	900	916
Queens Baseball Stadium Project (AGC Insured) 6.125%, 1/1/29	500	543
Queens Baseball Stadium Project (AMBAC Insured) 5.000%, 1/1/31	450	412
Queens Baseball Stadium Project (AGC Insured) 6.375%, 1/1/39	1,000	1,071
City of New York, Municipal Water Finance Authority,
Water & Sewer Series A-09, 5.500%, 6/15/21	500	605
Water & Sewer Series A-09, 5.500%, 6/15/22	1,000	1,176
Water & Sewer Series A-09, 5.625%, 6/15/24	1,050	1,227
Water & Sewer Series A-09, 5.750%, 6/15/40	6,590	7,552
Metropolitan Transportation Authority,
Series A 2.000%, 11/15/12	610	619
Series 2008 - C 6.250%, 11/15/23	3,140	3,695
New York City Transitional Finance Authority, Series B, 5.000%, 8/1/28	1,000	1,047

		20,035

Ohio—0.8%
City of Columbus School District School Construction (AGM Insured) 5.000%, 12/1/19	500	572
State Higher Educational Facility Commission, University Hospital Health System Series A-09, 6.750%, 1/15/39	1,000	1,057

		1,629

Pennsylvania—3.0%
Chester County Health & Education Facilities Authority, Chester County Hospital Series A, 6.750%, 7/1/31	1,000	1,000
State Turnpike Commission Authority,
Sub — series B2, 0.000%, 12/1/34	3,250	2,703
Sub — series E, 0.000%, 12/1/38	2,000	1,552
Sub — series B, 5.750%, 6/1/39	975	1,051

		6,306

Puerto Rico—7.5%
Commonwealth Electric Power Authority, Series ZZ, 5.250%, 7/1/22	7,000	7,618
Commonwealth of Puerto Rico, Sales Tax Finance Corp.
First Sub — series A, 6.125%, 8/1/29	3,000	3,131
First Sub-Series A, 6.000%, 8/1/42	1,185	1,285
First Sub-Series A, 6.500%, 8/1/44	3,000	3,373

		15,407

Tennessee—0.5%
City of Memphis 5.000%, 5/1/36	1,000	1,090

3

Virtus Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Texas—7.4%
City of San Antonio, (AGM Insured) 5.000%, 2/1/23	$3,000	$3,308
Dallas Independent School District (PSF Guaranteed) 5.250%, 2/15/30	1,850	2,040
Forney Independent School District,
Series A, (PSF Guaranteed) 5.750%, 8/15/33	750	852
Series A, (PSF Guaranteed) 6.000%, 8/15/37	2,000	2,328
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System Series B, 7.250%, 12/1/35	2,450	2,783
Municipal Gas Aquisition and Supply Corp. Senior Lien, Series D, 6.250%, 12/15/26	1,485	1,521
State Municipal Gas Acquisition & Supply Corp. II 0.730%, 9/15/27(2)	3,000	2,398

		15,230

Wisconsin—0.9%
State Health & Educational Facilities Authority, Howard Young (Radian Insured) 5.000%, 8/15/18	1,930	1,932

TOTAL MUNICIPAL BONDS (Identified Cost $193,724)		203,976

TOTAL LONG TERM INVESTMENTS—98.6% (Identified cost $193,724)		203,976

	SHARES	VALUE
SHORT-TERM INVESTMENTS—4.8%

Money Market Mutual Funds—4.8%
Goldman Sachs Financial Square Tax-Free Money Market FundInstitutional Shares (seven-day effective yield 0.040%)	8,908,963	8,909
INVESCO Tax-Free Cash Reserve Portfolio (The)Institutional Shares (seven-day effective yield 0.20%)	917,606	918

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,827)		9,827

TOTAL INVESTMENTS—103.4% (Identified Cost $203,551)		213,803	(1)

Other assets and liabilities, net—(3.4)%		(7,029)

NET ASSETS—100.0%		$206,774

Abbreviations:

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance, Inc.

NATL	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

Radian	Radian Asset Assurance, Inc.

XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(3)	At September 30, 2011, 29% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Funds’ net assets.

4

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2
	Total Value at		Significant
	September 30,	Level 1	Observable
	2011	Quoted Prices	Inputs

Debt Securities:
Municipal Bonds	$203,976	$—	$203,976
Equity Securities:
Short-Term Investments	9,827	9,827	—

Total Investments	$213,803	$9,827	$203,976

There are no Level 3 (significant unobservable inputs) priced securities

Virtus Insight Government Money Market Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—13.7%

U.S. Treasury Bill 0.307%, 2/9/12(3)	$15,000	$14,983
U.S. Treasury Note 1.750%, 11/15/11	174,761	175,118

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $190,101)		190,101

FEDERAL AGENCY SECURITIES—49.3%

FFCB
0.050%, 10/12/11(3)	25,000	25,000
0.010%, 10/28/11	25,000	25,000
0.110%, 10/28/11	10,833	10,832
0.010%, 11/25/11(3)	15,000	15,000
0.060%, 3/27/12(2)(4)	20,000	19,990
0.261%, 9/20/12(2)(4)	20,000	20,013
FHLB
0.420%, 1/1/11(2)(4)	11,355	11,355
0.160%, 10/3/11(2)(4)	9,900	9,900
0.180%, 10/3/11(2)(4)	20,000	20,000
0.350%, 10/5/11	10,500	10,500
0.130%, 11/30/11(3)	15,000	14,997
1.125%, 12/9/11	15,000	15,028
0.120%, 2/27/12	10,000	10,000
0.120%, 2/27/12	20,000	19,996
0.250%, 5/23/12	10,000	10,000
0.150%, 7/19/12(2)(4)	20,000	19,992
0.400%, 8/17/12	19,000	19,000
0.300%, 9/10/12	22,500	22,500
0.330%, 9/18/12	8,000	8,000
FHLMC
0.100%, 11/7/11(3)	15,000	14,998
0.220%, 11/7/11(2)(4)	9,110	9,111
0.070%, 11/9/11(2)(4)	15,000	14,999
0.130%, 11/21/11(3)	15,000	14,997
0.120%, 12/8/11(3)	8,500	8,498
0.181%, 12/21/11(2)(4)	20,000	20,001
0.145%, 1/11/12(2)(4)	13,015	13,016
0.080%, 1/25/12(2)(4)	9,530	9,528
0.100%, 1/31/12(3)	13,050	13,046
0.185%, 2/10/12(2)(4)	5,000	5,001
0.105%, 2/13/12(3)	20,000	19,992
0.189%, 2/16/12(2)(4)	13,705	13,707
0.101%, 2/21/12(3)	15,000	14,994
0.120%, 3/8/12(3)	16,000	15,992
FNMA
0.001%, 10/4/11(3)	6,400	6,400
0.040%, 10/17/11(3)	20,000	20,000
0.135%, 10/26/11(3)	15,000	14,999
0.060%, 11/16/11(3)	17,000	16,999
0.125%, 11/23/11(3)	15,000	14,997
0.134%, 11/30/11(3)	15,000	14,997
0.090%, 12/28/11(3)	15,000	14,997
0.120%, 1/7/12(3)	20,000	19,994
0.120%, 1/11/12(3)	17,500	17,494
0.310%, 9/13/12(2)(4)	20,000	20,031
Overseas Private Investment Corp.
0.080%, 10/7/11(2)(4) (11/15/13)(5)	9,918	9,918
0.080%, 10/7/11(2)(4) (10/20/17)(5)	2,500	2,500
0.090%, 10/7/11(2)(4) (6/15/17)(5)	15,000	15,000

TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $683,309)		683,309

REPURCHASE AGREEMENTS—28.3%

Bank of America 0.080% dated 9/30/11 due 10/3/11, repurchase price $274,075 collateralized by FNMA, 4.89% - 6.130%, 4/1/12 - 1/1/39 market value $279,557	274,075	274,075
Barclays Bank PLC 0.040% dated 9/30/11 due 10/3/11, repurchase price $33,000 collateralized by U.S Treasury Bond, 5.00%, 5/15/37 market value $33,660	33,000	33,000
Goldman Sachs Group, Inc. (The) 0.050% dated 9/30/11 due 10/3/11, repurchase price $85,000 collateralized by FNMA, FHLMC, 4.50%-6.50%, 4/1/31- 7/1/41 market value $86,700	85,000	85,000

TOTAL REPURCHASE AGREEMENTS (Identified Cost $392,075)		392,075

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—8.6%

Goldman Sachs Financial Square Funds — Treasury Instruments Fund (seven-day effective yield 0.010%)	60,000,610	60,001

1

Virtus Insight Government Money Market Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
INVESCO Short-Term Investment Treasury Portfolio (The) — Institutional Shares (seven-day effective yield 0.020%)	60,000,965	$60,001

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $120,002)		120,002

TOTAL INVESTMENTS—99.9% (Identified Cost $1,385,487)		1,385,487	(1)

Other assets and liabilities, net—0.1%		1,216

NET ASSETS—100.0%		$1,386,703

Abbreviation Legend

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).

FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend

(1)	Federal Income Tax Information: At September 30, 2011, the aggregate cost of securities was the same for book and federal income tax purposes.

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(3)	The rate shown is the discount rate.

(4)	The date shown represents next interest reset date.

(5)	Final maturity date.

2

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2
	Total Value at		Significant
	September 30,	Level 1	Observable
	2011	Quoted Prices	Inputs

Debt Securities:
Federal Agency Securities	$683,309	$—	$683,309
Repurchase Agreements	392,075	—	392,075
U.S. Government Securities	190,101	—	190,101
Equity Securities:
Money Market Mutual Funds	120,002	120,002	—

Total Investments	$1,385,487	$120,002	$1,265,485

There are no Level 3 (significant unobservable inputs) priced securities

Virtus Insight Money Market Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—12.8%

U.S. Treasury Bill 0.307%, 2/9/12(3)	$22,500	$22,475
U.S. Treasury Note 1.750%, 11/15/11	85,000	85,174

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $107,649)		107,649

COMMERCIAL PAPER—41.8%

Barclays U.S. Funding Corp. 0.070%, 10/3/11	28,500	28,500
Chariot Funding LLC 0.140%, 10/28/11(3)	25,000	24,998
Erste Abwicklungsanstalt
0.290%, 10/7/11(3)	15,000	15,000
0.300%, 10/13/11(3)	18,000	17,998
General Electric Capital Corp. 0.280%, 1/19/12(3)	20,000	19,983
Johnson & Johnson 0.225%, 10/5/11(3)	25,000	25,000
Jupiter Securitization Co., LLC 0.030%, 10/3/11(3)	25,000	25,000
Liberty Street Funding LLC
0.200%, 10/3/11	12,000	12,000
0.250%, 11/21/11(3)	23,000	22,992
Metlife
0.240%, 10/11/11(3)	10,000	9,999
0.180%, 10/19/11(3)	15,000	14,999
0.300%, 12/5/11(3)	10,000	9,995
Old Line Funding
0.170%, 10/20/11	25,000	24,998	(3)
0.180%, 10/26/11(3)	13,000	12,998
Svenska Handelsbanken AB 0.300%, 11/23/11(3)	25,000	24,989
Thunder Bay Funding
0.190%, 10/17/11(3)	18,000	17,999
0.200%, 11/14/11(3)	20,000	19,995
Westpac Banking Corp. 0.270%, 11/4/11(3)	25,000	24,994

TOTAL COMMERCIAL PAPER (Identified Cost $352,437)		352,437

CERTIFICATES OF DEPOSIT—11.6%

Bank of Nova Scotia
0.240%, 11/16/11	25,000	25,000
0.280%, 2/10/12	10,000	10,000
Rabobank Nederland
0.290%, 11/28/11	20,000	20,000
0.350%, 5/21/12	10,000	10,000
Royal Bank of Canada 0.260%, 10/3/11(2)(4)	33,000	33,001

TOTAL CERTIFICATES OF DEPOSIT (Identified Cost $98,001)		98,001

TIME DEPOSITS—3.2%

DNB Nor Bank 0.010%, 10/3/11	27,000	27,000

TOTAL TIME DEPOSITS (Identified Cost $27,000)		27,000

REPURCHASE AGREEMENTS—21.0%

Bank of America N.A. 0.080% dated 9/30/11 due 10/3/11, repurchase price $161,472 collateralized by FHLMC, FNMA, 3.5%-5.00%, 01/01/2037-10/01/2041 market value $164,701	161,472	161,472
Goldman Sachs Group, Inc. (The) 0.050% dated 9/30/11 due 10/3/11, repurchase price $15,000 collateralized by FNMA, FHLMC, 2.48%- 6.00%, 02/01/2023- 03/01/2040 market value $15,300	15,000	15,000

TOTAL REPURCHASE AGREEMENTS (Identified Cost $176,472)		176,472

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—9.5%

Goldman Sachs Financial Square Funds — Money Market Fund - Institutional Share (seven-day effective yield 0.150%)	40,017,982	40,018
INVESCO Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.013%)	40,017,345	40,017

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $80,035)		80,035

TOTAL INVESTMENTS—99.9% (Identified Cost $841,594)		841,594	(1)
Other assets and liabilities, net—0.1%		427

NET ASSETS—100.0%		$842,021

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).

FNMA	Federal National Mortgage Association (“Fannie Mae”).
Footnote Legend:

(1)	Federal Income Tax Information: At September 30, 2011, the aggregate cost of securities was the same for book and federal income tax purposes.

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(3)	The rate shown is the discount rate.

(4)	The date shown represents next interest reset date.

1

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2
	Total Value at		Significant
	September 30,	Level 1	Observable
	2011	Quoted Prices	Inputs

Debt Securities:
U.S. Government Securities	$107,649	$—	$107,649
Corporate Debt	477,438	—	477,438
Repurchase Agreements	176,472	—	176,472
Equity Securities:
Money Market Mutual Funds	80,035	80,035	—

Total Investments	$841,594	$80,035	$761,559

There are no Level 3 (significant unobservable inputs) priced securities

Virtus Insight Tax-Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER — MUNICIPAL—14.2%

Michigan—7.0%
University of Michigan
0.140%, 11/1/11	$2,000	$2,000
0.140%, 11/1/11	2,000	2,000
0.140%, 12/1/11	4,500	4,500
University of Michigan Board of Trustees 0.120%, 12/1/11	4,000	4,000

		12,500

Minnesota—4.4%
University of Minnesota
0.110%, 10/3/11	1,500	1,500
0.110%, 10/3/11	2,000	2,000
0.130%, 10/11/11	4,335	4,335

		7,835

Texas—2.8%
University of Texas 0.180%, 11/1/11	5,000	5,000

TOTAL COMMERCIAL PAPER — MUNICIPAL (Identified Cost $25,335)		25,335

VARIABLE RATE DEMAND OBLIGATIONS — MUNICIPAL(2)(3)—80.8%

Alaska—2.9%
City of Valdez Exxon Pipeline Project, Series A 0.090%, 10/3/11 (12/1/33(4))	5,200	5,200

Connecticut—7.2%
State Health & Educational Facilities Authority, Yale University Series Y-2, 0.080%, 10/3/11 (7/1/35(4))	3,230	3,230
State Health & Educational Facilities Authority, Yale University Series U-2, 0.070%, 10/7/11 (7/1/33(4))	1,075	1,075
State Housing Finance Authority Sub-series F-2 0.120%, 10/7/11 (11/15/30(4))	8,500	8,500

		12,805

Florida—4.7%
JEA Water & Sewer System Series B-1, 0.130%, 10/7/11 (10/1/36(4))	8,500	8,500

Illinois—4.5%
Finance Authority, Resurrection Health Care Class B 0.140%, 10/3/11 (5/15/35(4))	7,000	7,000
Health Facilities Authority, Northwestern Memorial Healthcare Series C, 0.130%, 10/3/11 (11/15/33(4))	1,000	1,000

		8,000

Indiana—2.8%
State Finance Authority Ascension Series E-5 0.150%, 10/7/11 (10/24/11(4))	5,000	5,000

Kansas—1.4%
Kansas State Department of Transportation 0.090%, 10/7/11 (9/15/15(4))	2,500	2,500

Massachusetts—5.6%
Commonwealth of Massachusetts Series B, 0.220%, 10/3/11 (3/1/26(4))	5,000	5,000
Massachuetts Health & Education Facilities 0.110%, 11/2/11	5,000	5,000

		10,000

Mississippi—5.0%
Hospital Equipment & Facilities Authority, North Mississippi Health Services Series 97-1, 0.160%, 10/7/11 (5/15/27(4))	9,000	9,000

Missouri—5.7%
State Health & Educational Facilities Authority St. Louis University Series B-2 0.120%, 10/3/11 (10/1/35(4))	2,300	2,300
State Health & Educational Facilities Authority,
St. Louis University Series B-1, 0.130%, 10/3/11(10/1/35(4))	3,890	3,890
Washington University Series B, 0.130%, 10/3/11(10/1/35(4))	3,000	3,000
State Health & Educational Facilities Authority, Washington University Series A 0.180%, 10/3/11 (9/1/30(4))	1,100	1,100

		10,290

New York—8.0%
City of New York
Sub-series B-2, 0.140%, 10/3/11(8/15/20(4))	3,000	3,000
Sub-series H-4, 0.100%, 10/3/11(3/1/34(4))	1,000	1,000

1

Virtus Insight Tax-Exempt Money Market Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
New York—(continued)
Municipal Water Finance Authority, Water & Sewer Sub-series B-4, 0.100%, 10/7/11(6/15/23(4))	$4,100	$4,100
City of New York Municipal Water Finance Authority 0.100%, 10/7/11 (6/15/24(4))	1,600	1,600
State Dormitory Authority Royal Charter Properties Series A 0.110%, 10/7/11 (11/15/36(4))	4,690	4,690

		14,390

North Carolina—4.5%
City of Raleigh,NC 0.260%, 10/7/11 (6/1/34(4))	4,575	4,575
State Educational Facility Finance Agency Duke University Project Series A 0.070%, 10/7/11 (6/1/27(4))	3,525	3,525

		8,100

Oregon—3.2%
Clackamas County Hospital Facility Authority, Legacy Health System,
Series A, 0.130%, 10/3/11(6/1/37(4))	1,100	1,100
Series C, 0.130%, 10/7/11(6/1/37(4))	4,700	4,700

		5,800

Tennessee—0.6%
City of Chattanooga, Health, Educational and Housing Facility Board, Catholic Health Initiatives Series 04-C, 0.150%, 10/7/11(2) (5/1/39(4))	1,000	1,000

Texas—6.4%
Harris County Health Facilities Development Corp., Baylor College of Medicine Series B, 0.130%, 10/3/11 (11/15/47(4))	7,255	7,255
State Veterans Housing Assistance Program Fund 1 (VA Guaranteed) 0.130%, 10/7/11 (12/1/16(4))	2,865	2,865
University of Texas, Series A 0.050%, 10/7/11 (7/1/37(4))	1,250	1,250

		11,370

Utah—1.3%
City of Murray, Intermountain Healthcare Service, Inc. Series C, 0.130%, 10/3/11 (5/15/37(4))	2,300	2,300

Virginia—7.4%
Fairfax County Economic Development Authority 0.200%, 10/7/11 (12/1/33(4))	6,335	6,335
Fairfax County Industrial Development Authority, Inova Health System Project, Series 10-A1, 0.280%, 10/7/11 (5/15/39(4))	5,000	5,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series A 0.080%, 10/7/11 (2/15/38(4))	2,000	2,000

		13,335

Washington—2.9%
King County Housing Authority 0.130%, 10/7/11 (7/1/35(4))	5,110	5,110

Wyoming—6.7%
Lincoln County Pollution Control Revenue Series D 0.080%, 10/3/11 (11/1/14(4))	4,000	4,000
Uinta County, Pollution Control, Chevron U.S.A., Inc. Project 0.100%, 10/3/11 (12/1/22(4))	1,500	1,500
Uinta County, Pollution Control, Chevron U.S.A., Inc. Chevron U.S.A., Inc. Project Series 93 0.080%, 10/3/11 (8/15/20(4))	6,500	6,500

		12,000

TOTAL VARIABLE RATE DEMAND OBLIGATIONS — MUNICIPAL (Identified Cost $144,700)		144,700

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—5.0%

Dreyfus Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.000%)	2,190,115	2,190
Goldman Sachs Financial Square Funds — Tax-Free Money Market Fund - Institutional Shares (seven-day effective yield 0.040%)	6,767,941	6,768

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $8,958)		8,958

2

Virtus Insight Tax-Exempt Money Market Fund
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
TOTAL INVESTMENTS—100.0% (Identified Cost $178,993)		178,993	(1)

Other assets and liabilities, net—0.0%		(3)

NET ASSETS—100.0%		$178,990

Abbreviations:

VA	Department of Veterans Affairs
Footnote Legend

(1)	Federal Income Tax Information: At September 30, 2011, the aggregate cost of securities was the same for book and federal income tax purposes.

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(3)	The date shown represents next interest reset date.

(4)	Final maturity date.

3

($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2
	Total Value at		Significant
	September 30,	Level 1	Observable
	2011	Quoted Prices	Inputs

Debt Securities:
Commercial Paper — Municipal	$25,335	$—	$25,335
Variable Rate Demand Obligations — Municipal	144,700	—	144,700
Equity Securities:
Money Market Mutual Funds	8,958	8,958	—

Total Investments	$178,993	$8,958	$170,035

There are no Level 3 (significant unobservable inputs) priced securities

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of 11 diversified funds (each a “Fund”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.
A. SECURITY VALUATION
Security valuation procedures for the Funds have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.
The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.
Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally
     Other information regarding each Fund is available in the Trust’s most recent Report to Shareholders

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited) (Continued)
categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.
Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuations are reflected as Level 2.
B. DERIVATIVE FINANCIAL INSTRUMENTS
Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds:
Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions
The Funds enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities.
Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited) (Continued)
Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
C. SECURITY LENDING
Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with BNY Mellon, the Fund’s custodian, Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government and its agencies. Cash collateral is invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
At September 30, 2011, the following funds had securities on loan (reported in thousands):

	Market Value	Cash Collateral
Balanced Allocation	$820	$870
Core Equity Fund	341	356
Emerging Markets Opportunities Fund	39,157	41,857
Value Equity Fund	521	551
Intermediate Government Bond Fund	2,668	2,734
Short / Intermediate Bond Fund	124	128
NOTE 2-ILLIQUID AND RESTRICTED SECURITIES
($ reported in thousands)
Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable.
Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.
At September 30, 2011, the Funds held no illiquid and restricted securities.
NOTE 3—FEDERAL INCOME TAX INFORMATION
($ reported in thousands)
At September 30, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Balanced Allocation Fund	$66,066	$5,082	$(4,746)	$336
Core Equity Fund	65,054	5,690	(5,440)	250
Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited) (Continued)

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Emerging Markets Opportunities Fund	2,109,332	75,252	(137,471)	(62,219)
Value Equity Fund	122,147	6,954	(13,679)	(6,725)
High Yield Income Fund	48,826	934	(1,961)	(1,027)
Intermediate Government Bond Fund	36,479	1,989	(240)	1,749
Short/Intermediate Bond Fund	92,222	2,496	(4,131)	(1,635)
Tax-Exempt Bond Fund	203,551	12,080	(1,828)	10,252
NOTE 4—SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the series through the date these schedules of investments were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the notes to schedules of investments.
The Board of Trustees of the Virtus Insight Trust voted to liquidate the Virtus Intermediate Government Bond Fund. Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. Effective December 2, 2011, the Virtus Intermediate Government Bond Fund will be closed to new investors and additional investor deposits.
Effective November 7, 2011, securities lending was suspended on all Virtus Funds.
     Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward

George R. Aylward, President
(principal executive officer)

Date 11/23/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward

George R. Aylward, President
(principal executive officer)

Date 11/23/11

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Chief Financial Officer and Treasurer
(principal financial officer)
Date 11/23/11

*	Print the name and title of each signing officer under his or her signature.